As filed with the U.S. Securities and Exchange Commission on April 21, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Semiannual Report

February 28, 2023 (Unaudited)

Nationwide ETFs

Nationwide Nasdaq-100® Risk-Managed Income ETF| NUSI

Nationwide Dow Jones® Risk-Managed Income ETF| NDJI

Nationwide Russell 2000® Risk-Managed Income ETF| NTKI

Nationwide S&P 500® Risk-Managed Income ETF| NSPI

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Nationwide ETFs

Letter to Investors (Unaudited)

February 28, 2023

Dear Investors,

In these complex and uncertain times, we continue to work relentlessly to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard and will continue to work carefully to fulfill your diverse investment needs. In addition, we will maintain our unshakeable commitment to our employees, communities, and ultimately you, our investors.

During the six-month reporting period ended February 28, 2023, equity markets in the United States and other developed market economies showed remarkable endurance in the face of inflation, rising interest rates, and the ongoing war in Ukraine. Still, the concerns that weighed on equities and bond markets at the beginning of the reporting period will likely continue in the coming months. In the second quarter of 2022, the U.S. annualized gross domestic product (“GDP”) decreased by -0.6%. Then, the economy experienced stronger-than-anticipated growth, as the third and fourth quarters of 2022 delivered annualized GDP growth of 3.2% and 2.7%, respectively. Finally, the Atlanta Fed GDPNow1 initial estimate for the first quarter of 2023 GDP, as of this writing, was estimated at 2.6%.

In the U.S., the Federal Reserve (“Fed”) continued to take several steps to quell inflation. The Fed moderated the pace of interest rate hikes to 0.50% in December after four increases in a row of 0.75%. In January 2023, the Fed downshifted the interest rate hiking cycle to 0.25%, pushing the federal funds rate to a range between 4.25% and 4.75%. Likewise, following the Fed’s announcement of its interest rate hike decision on February 1, 2023, the European Central Bank (“ECB”) and the Bank of England (“BoE”) each followed suit with a 0.50% hike and reiterated that quantitative tightening (“QT”) would commence in March 2023 for the ECB (after the reporting period ended), while the BoE’s quantitative tightening will continue as scheduled.

Amid interludes of volatility, equity markets posted weak results during the reporting period as economic and geopolitical concerns weighed on investor sentiment. Unlike the first three quarters of 2022, the fourth quarter of 2022 saw most major U.S. indices record positive gains; however, the Nasdaq lagged and recorded a slight loss during the fourth quarter of 2022. Likewise, January 2023 saw equity markets stage a nice rally, only for the rally to be unwound in February 2023. Primary drivers behind the S&P 500® Index’s (“S&P 500”) lackluster performance during the reporting period were fears of a Fed policy mistake, inflationary concerns, and highly negative investor sentiment. However, during the first two months of the reporting period, investors appeared less reactive to negative news as two of the most significant headwinds of 2022, inflation, and aggressive monetary policy, moderated. As measured by the MSCI EAFE® Index, international markets enjoyed a risk-on rally during the reporting period. International markets benefited from better-than-expected Eurozone gross domestic product (“GDP”) growth, albeit tepid and export-centered sectors improved from China’s reopening. Further, a falling U.S. dollar buttressed global economic sentiment, and lower gas prices moderated inflationary pressures internationally.

During the reporting period, short-term and long-term U.S. Treasury yields moved higher. The benchmark 10-year U.S. Treasury note yield was 3.91% on February 28, 2023, versus 3.26% on September 1, 2022. Likewise, the 2-year Treasury note yield, considered a proxy for the federal funds rate, was 4.79% on February 28, 2023, versus 3.52% on September 1, 2022. Within U.S. fixed-income markets, investor demand for shorter-duration and higher-quality bonds was a general theme during the reporting period. Also, the yield curve inversion between the 10-year U.S. Treasury note yield and the 2-year U.S. Treasury note yield continued to invert, falling to -0.89 on February 28, 2023, from -0.25 on September 1, 2022.

During the reporting period, investors have been confronted by an economic and financial market environment unlike anything experienced in the past decade. Uncertainty could continue to weigh on financial markets until clarity on inflation becomes more apparent. Further, corporate earnings will likely remain under stress as inflationary pressures challenge corporate profitability. Recent market volatility has shed light on the divergent viewpoints of investors, many of whom aim to prioritize shorter time horizons, reacting imprecisely to external stimuli and failing to control emotion when faced with volatility. Nevertheless, a long-term view and properly diversified portfolios remain crucial to a successful investment approach. Amid the challenges facing investors, Nationwide will continue seeking to deliver exceptional results for our clients. We thank

Letter to Investors (Unaudited) (Continued)

February 28, 2023

you for your trust and will work diligently to meet your investment needs.

Sincerely,

Kevin T. Jestice
President and Chief Executive Officer
Nationwide Fund Advisors

[1]

GDPNow is not an official forecast of the Atlanta Fed. Rather, it is best viewed as a running estimate of real GDP growth based on available economic data for the current measured quarter. There are no subjective adjustments made to GDPNow—the estimate is based solely on the mathematical results of the model.

The following chart provides returns for various market segments for the six-month reporting period that ended February 28, 2023:

Index	Semi-annual Total Return (as of February 28, 2023)
Bloomberg Emerging Markets USD Aggregate Bond Index	1.60%
Bloomberg U.S. Municipal Bond Index	0.66%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	-0.29%
Bloomberg U.S. 10-20 Year Treasury Bond Index	-5.78%
Bloomberg U.S. Aggregate Bond Index	-2.13%
Bloomberg U.S. Corporate High Yield Index	2.51%
MSCI EAFE® Index	12.58%
MSCI Emerging Markets® Index	-2.29%
MSCI ACWI ex USA Index	7.30%
Russell 1000® Growth Index	-1.24%
Russell 1000® Value Index	4.07%
Russell 2000® Index	3.63%
S&P 500® Index	1.26%

Source: Morningstar

Definitions

Bloomberg Emerging Markets USD Aggregate Bond Index: An unmanaged index that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi sovereign, and corporate emerging markets issuers.

Bloomberg U.S. Municipal Bond Index: An unmanaged index that covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Bloomberg U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of non-securitized component of the U.S. Aggregate Index with maturities of 1-3 years, including Treasuries, government-related issues and corporates.

Bloomberg U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with 10 to 20 years to maturity.

Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar denominated, investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index: An unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

Duration: A measurement of a bond’s interest rate risk that considers a bond’s maturity, yield, coupon and call features. These many factors are calculated into one number that measures how sensitive a bond’s value may be to interest rate changes.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI ACWI ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Nasdaq: Acronym of National Association of Securities Dealers Automated Quotations, an American stock market that handles electronic securities trading around the world. It was developed by the National Association of Securities Dealers (NASD) and is monitored by the Securities and Exchange Commission (SEC).

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Letter to Investors (Unaudited) (Continued)

February 28, 2023

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

KEY RISKS: The Funds are subject to the risks of investing in equity securities. The Funds may also be subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including emerging markets (which may include currency fluctuations, political risks, differences in account and limited availability of information). Please refer to the summary prospectus for a more detailed explanation of the Funds’ principal risks. There is no assurance that the investment objectives of any fund will be achieved.

Diversification does not assure a profit or protect against a loss in a declining market.

©2023 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar (2) may not be copied or distributed and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Nationwide Fund Advisors (NFA) is the registered investment advisor to Nationwide ETFs, which are distributed by Quasar Distributors LLC. NFA is not affiliated with any distributor, subadviser, or index provider contracted by NFA for the Nationwide ETFs. Nationwide is not an affiliate of third-party sources such as Morningstar, Inc. or MSCI. Representatives of the Nationwide ETF Sales Desk are registered with Nationwide Investment Services Corporation, member FINRA, Columbus, Ohio.

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company © 2023 Nationwide Services LLC.

Portfolio Allocations	Nationwide ETFs

As of February 28, 2023 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	49.5%
Communication Services	15.7
Consumer Discretionary	15.6
Health Care	6.3
Consumer Staples	5.9
Industrials	3.5
Purchased Options	1.7
Utilities	1.2
Energy	0.5
Short-Term Investments and Other Assets and Liabilities	0.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors or the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Nationwide Dow Jones® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology	19.2%
Health Care	18.9
Financials	16.7
Industrials	14.4
Consumer Discretionary	13.3
Consumer Staples	7.3
Energy	3.1
Communication Services	2.7
Short-Term Investments and Other Assets and Liabilities	2.6
Materials	1.1
Purchased Options	0.7
Total	100.0%

Nationwide Russell 2000® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Financials	16.9%
Industrials	16.0
Health Care	13.7
Information Technology	12.0
Consumer Discretionary	11.0
Energy	5.9
Real Estate	5.7
Materials	4.5
Short-Term Investments and Other Assets and Liabilities	4.2
Consumer Staples	3.3
Utilities	3.0
Communication Services	2.6
Purchased Options	1.2
Contingent Value Rights (a)	0.0
Total	100.0%

(a)	Represents less than 0.05% of net assets.

Nationwide S&P 500® Risk-Managed Income ETF
Sector/Asset Class	Percentage of Net Assets
Information Technology (a)	26.3%
Health Care	13.7
Financials	11.3
Consumer Discretionary	10.4
Industrials	8.2
Communication Services	7.2
Consumer Staples	6.3
Energy	4.4
Short-Term Investments and Other Assets and Liabilities	3.2
Materials	2.7
Utilities	2.7
Real Estate	2.6
Purchased Options	1.0
Contingent Value Rights (b)	0.0
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors or the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Schedules of Investments

February 28, 2023 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 98.2%
	Communication Services — 15.7%
28,676	Activision Blizzard, Inc.	$2,186,545
171,884	Alphabet, Inc. - Class A (a)	15,479,873
171,822	Alphabet, Inc. - Class C (a)	15,515,527
5,720	Charter Communications, Inc. - Class A (a)	2,102,729
157,989	Comcast Corporation - Class A	5,872,452
10,120	Electronic Arts, Inc.	1,122,713
82,361	Meta Platforms, Inc. - Class A (a)	14,408,233
16,305	Netflix, Inc. (a)	5,252,329
142,488	Sirius XM Holdings, Inc.	625,522
45,600	T-Mobile US, Inc. (a)	6,483,408
88,940	Warner Bros. Discovery, Inc. (a)	1,389,243
		70,438,574
	Consumer Discretionary — 15.6%
14,603	Airbnb, Inc. - Class A (a)	1,800,258
288,003	Amazon.com, Inc. (a)	27,138,522
1,435	Booking Holdings, Inc. (a)	3,621,940
8,127	Dollar Tree, Inc. (a)	1,180,691
19,883	eBay, Inc.	912,630
17,824	JD.com, Inc. - ADR	792,099
61,594	Lucid Group, Inc. (a)	562,353
4,495	Lululemon Athletica, Inc. (a)	1,389,854
11,619	Marriott International, Inc. - Class A	1,966,400
1,863	MercadoLibre, Inc. (a)	2,272,860
2,314	O’Reilly Automotive, Inc. (a)	1,920,851
17,156	PDD Holdings, Inc. - ADR (a)	1,505,096
33,448	Rivian Automotive, Inc. - Class A (a)	645,546
12,763	Ross Stores, Inc.	1,410,822
42,066	Starbucks Corporation	4,294,517
89,182	Tesla, Inc. (a)	18,345,630
		69,760,069
	Consumer Staples — 5.9%
16,263	Costco Wholesale Corporation	7,874,219
51,920	Keurig Dr Pepper, Inc.	1,793,836
44,856	Kraft Heinz Company	1,746,693
50,049	Mondelez International, Inc. - Class A	3,262,193
19,137	Monster Beverage Corporation (a)	1,947,381
50,502	PepsiCo, Inc.	8,763,613
31,669	Walgreens Boots Alliance, Inc.	1,125,200
		26,513,135
	Energy — 0.5%
36,703	Baker Hughes Company	1,123,112
6,492	Diamondback Energy, Inc.	912,645
		2,035,757
	Health Care — 6.3%
2,892	Align Technology, Inc. (a)	895,074
19,569	Amgen, Inc.	4,533,354
22,428	AstraZeneca plc - ADR	1,461,857
5,279	Biogen, Inc. (a)	1,424,591
14,161	DexCom, Inc. (a)	1,572,013
45,958	Gilead Sciences, Inc.	3,700,998
3,092	IDEXX Laboratories, Inc. (a)	1,463,258
5,768	Illumina, Inc. (a)	1,148,986
12,971	Intuitive Surgical, Inc. (a)	2,975,417
14,081	Moderna, Inc. (a)	1,954,584
3,980	Regeneron Pharmaceuticals, Inc. (a)	3,026,472
6,831	Seagen, Inc. (a)	1,227,462
9,432	Vertex Pharmaceuticals, Inc. (a)	2,738,015
		28,122,081
	Industrials — 3.5%
3,756	Cintas Corporation	1,646,894
17,481	Copart, Inc. (a)	1,231,711
14,951	CoStar Group, Inc. (a)	1,056,438
76,991	CSX Corporation	2,347,455
21,020	Fastenal Company	1,083,791
24,630	Honeywell International, Inc.	4,716,153
4,064	Old Dominion Freight Line, Inc.	1,378,753
19,132	PACCAR, Inc.	1,381,330
5,729	Verisk Analytics, Inc.	980,289
		15,822,814
	Information Technology — 49.5% (b)
17,068	Adobe, Inc. (a)	5,529,179
59,058	Advanced Micro Devices, Inc. (a)	4,640,778
18,680	Analog Devices, Inc.	3,427,220
3,214	ANSYS, Inc. (a)	975,803
361,168	Apple, Inc.	53,239,775
31,550	Applied Materials, Inc.	3,664,533
3,266	ASML Holding NV - NY	2,017,506
5,456	Atlassian Corporation - Class A (a)	896,584
7,925	Autodesk, Inc. (a)	1,574,618
15,225	Automatic Data Processing, Inc.	3,346,759
14,879	Broadcom, Inc.	8,842,440
10,099	Cadence Design Systems, Inc. (a)	1,948,501
150,442	Cisco Systems, Inc.	7,284,402

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.2% (Continued)
	Information Technology — 49.5% (b) (Continued)
18,877	Cognizant Technology Solutions Corporation - Class A	$1,182,267
8,014	Crowdstrike Holdings, Inc. - Class A (a)	967,210
10,721	Datadog, Inc. - Class A (a)	820,371
5,003	Enphase Energy, Inc. (a)	1,053,282
23,310	Fiserv, Inc. (a)	2,682,748
28,617	Fortinet, Inc. (a)	1,700,994
19,986	GlobalFoundries, Inc. (a)	1,305,885
151,163	Intel Corporation	3,768,494
10,320	Intuit, Inc.	4,202,098
5,238	KLA Corporation	1,987,192
5,022	Lam Research Corporation	2,440,742
31,224	Marvell Technology, Inc.	1,409,764
20,196	Microchip Technology, Inc.	1,636,482
39,846	Micron Technology, Inc.	2,303,896
209,570	Microsoft Corporation	52,270,950
90,140	NVIDIA Corporation	20,926,901
9,525	NXP Semiconductors NV	1,700,022
11,087	Palo Alto Networks, Inc. (a)	2,088,458
13,208	Paychex, Inc.	1,458,163
41,807	PayPal Holdings, Inc. (a)	3,076,995
41,069	QUALCOMM, Inc.	5,073,254
5,653	Synopsys, Inc. (a)	2,056,335
33,273	Texas Instruments, Inc.	5,704,656
7,454	Workday, Inc. - Class A (a)	1,382,493
9,024	Zoom Video Communications, Inc. - Class A (a)	673,100
5,283	Zscaler, Inc. (a)	692,865
		221,953,715
	Utilities — 1.2%
18,874	American Electric Power Company, Inc.	1,660,345
11,993	Constellation Energy Corporation	898,156
36,435	Exelon Corporation	1,471,610
20,079	Xcel Energy, Inc.	1,296,501
		5,326,612
	TOTAL COMMON STOCKS (Cost $502,304,558)	439,972,757

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (c) — 1.7%
365	Nasdaq 100 Index Put, Expiration: 03/17/2023, Exercise Price: $11,925.00	$439,537,380	$7,809,175
	TOTAL PURCHASED OPTIONS (Cost $5,502,455)		7,809,175
Shares
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
1,603,115	Invesco Government & Agency Portfolio - Institutional Class, 4.51% (d)		1,603,115
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,603,115)		1,603,115

	Total Investments (Cost $509,410,128) — 100.3%		449,385,047
	Liabilities in Excess of Other Assets — (0.3)%		(1,190,569)
	NET ASSETS — 100.0%		$448,194,478

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Exchange traded.
(d)	Rate shown is the annualized seven-day yield as of February 28, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2023 (Unaudited)

Nationwide Nasdaq-100® Risk-Managed Income ETF (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.3)%
(365)	Nasdaq 100 Index Call, Expiration: 03/17/2023, Exercise Price: $12,700.00	$(439,537,380)	$(1,372,400)
	TOTAL WRITTEN OPTIONS (Premiums Received $8,237,105)		$(1,372,400)

Percentages are stated as a percent of net assets.

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Dow Jones® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 96.7%
	Communication Services — 2.7%
4,869	Verizon Communications, Inc.	$188,966
4,869	Walt Disney Company (a)	485,001
		673,967
	Consumer Discretionary — 13.3%
4,869	Home Depot, Inc.	1,443,853
4,869	McDonald’s Corporation	1,284,978
4,869	NIKE, Inc. - Class B	578,389
		3,307,220
	Consumer Staples — 7.3%
4,869	Coca-Cola Company	289,754
4,869	Procter & Gamble Company	669,780
4,869	Walgreens Boots Alliance, Inc.	172,996
4,869	Walmart, Inc.	692,030
		1,824,560
	Energy — 3.1%
4,869	Chevron Corporation	782,789

	Financials — 16.7%
4,869	American Express Company	847,157
4,869	Goldman Sachs Group, Inc.	1,712,185
4,869	JPMorgan Chase & Company	697,971
4,869	Travelers Companies, Inc.	901,349
		4,158,662
	Health Care — 18.9%
4,869	Amgen, Inc.	1,127,953
4,869	Johnson & Johnson	746,223
4,869	Merck & Company, Inc.	517,283
4,869	UnitedHealth Group, Inc.	2,317,351
		4,708,810
	Industrials — 14.4%
4,869	3M Company	524,586
4,869	Boeing Company (a)	981,347
4,869	Caterpillar, Inc.	1,166,369
4,869	Honeywell International, Inc.	932,316
		3,604,618
	Information Technology — 19.2%
4,869	Apple, Inc.	717,739
4,869	Cisco Systems, Inc.	235,757
4,869	Intel Corporation	121,384
4,869	International Business Machines Corporation	629,562
4,869	Microsoft Corporation	1,214,426
4,869	Salesforce, Inc. (a)	796,617
4,869	Visa, Inc. - Class A	1,070,888
		4,786,373
	Materials — 1.1%
4,869	Dow, Inc.	278,507
	TOTAL COMMON STOCKS (Cost $25,570,084)	24,125,506

Contracts		Notional Amount
	PURCHASED OPTIONS (b) — 0.7%
738	Dow Jones Industrial Average Index Put, Expiration: 03/17/2023, Exercise Price: $320.00	$24,100,866	177,120
	TOTAL PURCHASED OPTIONS (Cost $113,954)		177,120
Shares
	SHORT-TERM INVESTMENTS — 2.5%
	Money Market Funds — 2.5%
615,308	Invesco Government & Agency Portfolio - Institutional Class, 4.51% (c)		615,308
	TOTAL SHORT-TERM INVESTMENTS (Cost $615,308)		615,308

	Total Investments (Cost $26,299,346) — 99.9%		24,917,934
	Other Assets in Excess of Liabilities — 0.1%		18,419
	NET ASSETS — 100.0%		$24,936,353

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange traded.
(c)	Rate shown is the annualized seven-day yield as of February 28, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 94.6%
	Communication Services — 2.6%
77	AdTheorent Holding Company, Inc. (a)	$117
429	Advantage Solutions, Inc. (a)	944
161	AMC Networks, Inc. - Class A (a)	3,600
65	Anterix, Inc. (a)	1,963
60	Arena Group Holdings, Inc. (a)	472
60	ATN International, Inc.	2,523
686	Audacy, Inc. (a)	147
122	Bandwidth, Inc. - Class A (a)	1,940
114	Boston Omaha Corporation - Class A (a)	2,746
385	Bumble, Inc. - Class A (a)	9,309
182	Cardlytics, Inc. (a)	992
517	Cargurus, Inc. (a)	8,815
369	Cars.com, Inc. (a)	7,085
573	Charge Enterprises, Inc. (a)	647
557	Cinemark Holdings, Inc. (a)	7,581
1,969	Clear Channel Outdoor Holdings, Inc. (a)	3,485
229	Cogent Communications Holdings, Inc.	14,825
412	Consolidated Communications Holdings, Inc. (a)	1,248
100	Cumulus Media, Inc. - Class A (a)	542
6	Daily Journal Corporation (a)	1,822
210	DHI Group, Inc. (a)	890
202	EchoStar Corporation - Class A (a)	4,032
330	Entravision Communications Corporation - Class A	2,165
391	Eventbrite, Inc. - Class A (a)	3,425
104	EverQuote, Inc. - Class A (a)	1,420
290	EW Scripps Company - Class A (a)	3,660
727	fuboTV, Inc. (a)	1,389
45	Gambling.com Group, Ltd. (a)	440
756	Gannett Company, Inc. (a)	2,291
3,413	Globalstar, Inc. (a)	4,369
310	Gogo, Inc. (a)	5,103
462	Gray Television, Inc.	5,405
110	IDT Corporation - Class B (a)	3,345
598	iHeartMedia, Inc. - Class A (a)	4,341
265	IMAX Corporation (a)	4,887
103	Innovid Corporation (a)	174
91	Integral Ad Science Holding Corporation (a)	994
645	Iridium Communications, Inc.	39,585
241	John Wiley & Sons, Inc. - Class A	10,722
169	KORE Group Holdings, Inc. (a)	291
22	Leafly Holdings, Inc. (a)	12
228	Liberty Latin America, Ltd. - Class A (a)	2,011
880	Liberty Latin America, Ltd. - Class C (a)	7,726
56	Liberty Media Corporation-Liberty Braves - Class A (a)	1,918
198	Liberty Media Corporation-Liberty Braves - Class C (a)	6,627
290	Lions Gate Entertainment Corporation - Class A (a)	3,077
606	Lions Gate Entertainment Corporation - Class B (a)	6,030
106	Loyalty Ventures, Inc. (a)	187
140	Madison Square Garden Entertainment Corporation (a)	8,473
655	Magnite, Inc. (a)	7,290
114	Marcus Corporation	1,834
101	MediaAlpha, Inc. - Class A (a)	1,529
114	Ooma, Inc. (a)	1,492
39	Outbrain, Inc. (a)	172
380	Playstudios, Inc. (a)	1,414
203	PubMatic, Inc. - Class A (a)	3,082
254	QuinStreet, Inc. (a)	4,310
466	Quotient Technology, Inc. (a)	1,761
316	Radius Global Infrastructure, Inc. - Class A (a)	4,307
97	Reservoir Media, Inc. (a)	656
140	Scholastic Corporation	6,385
264	Shenandoah Telecommunications Company	5,153
114	Shutterstock, Inc.	8,575
241	Sinclair Broadcast Group, Inc. - Class A	3,921
1,374	Skillz, Inc. (a)	859
303	Stagwell, Inc. (a)	2,079
140	TechTarget, Inc. (a)	5,282
1,209	TEGNA, Inc.	21,038
541	Telephone and Data Systems, Inc.	6,865
39	Thryv Holdings, Inc. (a)	930
492	TrueCar, Inc. (a)	1,146

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Communication Services — 2.6% (Continued)
78	United States Cellular Corporation (a)	$1,882
43	Urban One, Inc. - Class A (a)	294
62	Urban One, Inc. - Class D (a)	309
692	Vimeo, Inc. (a)	2,650
1,088	Vinco Ventures, Inc. (a)	533
121	Vivid Seats, Inc. - Class A (a)	928
111	Wejo Group, Ltd. (a)	73
290	WideOpenWest, Inc. (a)	3,170
365	Yelp, Inc. (a)	10,958
228	Ziff Davis, Inc. (a)	18,008
372	ZipRecruiter, Inc. - Class A (a)	6,346
		341,023
	Consumer Discretionary — 11.0%
144	1-800-Flowers.com, Inc. - Class A (a)	1,426
33	1stdibs.com, Inc. (a)	168
391	2U, Inc. (a)	3,503
170	Aaron’s Company, Inc.	2,440
320	Abercrombie & Fitch Company - Class A (a)	9,411
424	Academy Sports & Outdoors, Inc.	25,079
308	Accel Entertainment, Inc. (a)	2,818
189	Acushnet Holdings Corporation	9,120
529	Adient plc (a)	22,599
264	Adtalem Global Education, Inc. (a)	10,328
54	aka Brands Holding Corporation (a)	76
423	Allbirds, Inc. - Class A (a)	1,210
638	American Axle & Manufacturing Holdings, Inc. (a)	5,614
837	American Eagle Outfitters, Inc.	12,028
105	American Public Education, Inc. (a)	1,159
34	America’s Car-Mart, Inc./TX (a)	2,889
430	AMMO, Inc. (a)	839
657	Arko Corporation	5,269
130	Asbury Automotive Group, Inc. (a)	29,522
145	Aterian, Inc. (a)	174
166	Bally’s Corporation (a)	3,279
257	BARK, Inc. (a)	347
500	Beachbody Company, Inc. (a)	323
154	Beazer Homes USA, Inc. (a)	2,296
557	Bed Bath & Beyond, Inc. (a)	785
118	Big 5 Sporting Goods Corporation	1,042
174	Big Lots, Inc.	2,497
4	Biglari Holdings, Inc. - Class B (a)	719
119	BJ’s Restaurants, Inc. (a)	3,808
481	Bloomin’ Brands, Inc.	12,554
78	Bluegreen Vacations Holding Corporation	2,587
160	Boot Barn Holdings, Inc. (a)	12,392
194	Bowlero Corporation (a)	2,984
62	Boxed, Inc. (a)	38
242	Brinker International, Inc. (a)	9,196
170	Buckle, Inc.	6,934
80	Build-A-Bear Workshop, Inc. (a)	1,676
208	Caleres, Inc.	5,431
232	Camping World Holdings, Inc. - Class A	5,297
616	Canoo, Inc. (a)	461
241	CarParts.com, Inc. (a)	1,511
82	Carriage Services, Inc.	2,781
108	Cato Corporation - Class A	999
52	Cavco Industries, Inc. (a)	14,820
880	Cenntro Electric Group, Ltd. (a)	477
147	Century Casinos, Inc. (a)	1,361
160	Century Communities, Inc.	9,570
247	Cheesecake Factory, Inc.	9,248
662	Chegg, Inc. (a)	10,519
642	Chico’s FAS, Inc. (a)	3,692
78	Children’s Place, Inc. (a)	3,266
107	Chuy’s Holdings, Inc. (a)	3,825
44	Citi Trends, Inc. (a)	1,234
148	Clarus Corporation	1,465
97	Conn’s, Inc. (a)	831
166	Container Store Group, Inc. (a)	722
2,803	ContextLogic, Inc. - Class A (a)	1,364
398	Coursera, Inc. (a)	4,485
129	Cracker Barrel Old Country Store, Inc.	14,056
318	Crocs, Inc. (a)	38,703
807	Dana, Inc.	12,783
215	Dave & Buster’s Entertainment, Inc. (a)	8,604
332	Denny’s Corporation (a)	3,874
330	Designer Brands, Inc. - Class A	3,231
293	Destination XL Group, Inc. (a)	1,752
32	Dillard’s, Inc. - Class A	11,405
84	Dine Brands Global, Inc.	6,440
147	Dorman Products, Inc. (a)	13,675

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Consumer Discretionary — 11.0% (Continued)
104	Dream Finders Homes, Inc. - Class A (a)	$1,251
66	Duluth Holdings, Inc. - Class B (a)	397
116	Duolingo, Inc. (a)	10,532
101	El Pollo Loco Holdings, Inc.	1,209
252	Ermenegildo Zegna NV	3,281
122	Ethan Allen Interiors, Inc.	3,605
72	European Wax Center, Inc. - Class A	1,329
437	Everi Holdings, Inc. (a)	8,299
312	EVgo, Inc. (a)	1,850
320	Express, Inc. (a)	326
111	F45 Training Holdings, Inc. (a)	230
302	Faraday Future Intelligent Electric, Inc. (a)	161
66	First Watch Restaurant Group, Inc. (a)	1,008
898	Fisker, Inc. (a)	6,672
433	Foot Locker, Inc.	18,931
260	Fossil Group, Inc. (a)	1,126
233	Fox Factory Holding Corporation (a)	27,379
155	Franchise Group, Inc.	4,311
426	Frontdoor, Inc. (a)	12,035
187	Full House Resorts, Inc. (a)	1,810
135	Funko, Inc. - Class A (a)	1,459
81	Genesco, Inc. (a)	3,643
176	Gentherm, Inc. (a)	11,178
242	G-III Apparel Group, Ltd. (a)	4,021
90	Golden Entertainment, Inc. (a)	3,700
1,465	Goodyear Tire & Rubber Company (a)	16,642
695	GoPro, Inc. - Class A (a)	3,607
21	Graham Holdings Company - Class B	13,161
168	Green Brick Partners, Inc. (a)	5,242
98	Group 1 Automotive, Inc.	21,665
118	Groupon, Inc. (a)	886
308	GrowGeneration Corporation (a)	1,304
221	Guess?, Inc.	4,650
94	Haverty Furniture Companies, Inc.	3,548
132	Helen of Troy, Ltd. (a)	14,875
83	Hibbett, Inc.	5,970
456	Hilton Grand Vacations, Inc. (a)	21,769
262	Holley, Inc. (a)	571
29	Hovnanian Enterprises, Inc. - Class A (a)	1,975
56	Inspirato, Inc. (a)	58
118	Inspired Entertainment, Inc. (a)	1,866
131	Installed Building Products, Inc.	15,115
511	International Game Technology plc	13,572
147	iRobot Corporation (a)	6,040
119	Jack in the Box, Inc.	9,330
66	JOANN, Inc.	240
30	Johnson Outdoors, Inc. - Class A	1,946
441	KB Home	15,554
294	Kontoor Brands, Inc.	15,332
132	Krispy Kreme, Inc.	1,717
19	Kura Sushi USA, Inc. - Class A (a)	1,190
78	Lands’ End, Inc. (a)	593
52	Landsea Homes Corporation (a)	340
166	Latham Group, Inc. (a)	528
528	Laureate Education, Inc.	6,262
228	La-Z-Boy, Inc.	7,383
127	LCI Industries	14,327
39	Legacy Housing Corporation (a)	778
114	LGI Homes, Inc. (a)	11,891
202	Life Time Group Holdings, Inc. (a)	3,650
65	Lifetime Brands, Inc.	515
518	Light & Wonder, Inc. (a)	32,432
153	Lindblad Expeditions Holdings, Inc. (a)	1,313
140	LL Flooring Holdings, Inc. (a)	707
792	Lordstown Motors Corporation - Class A (a)	824
52	Lovesac Company (a)	1,497
26	Lulu’s Fashion Lounge Holdings, Inc. (a)	79
1,197	Luminar Technologies, Inc. (a)	10,713
153	M/I Homes, Inc. (a)	8,850
114	Malibu Boats, Inc. - Class A (a)	6,813
39	Marine Products Corporation	499
117	MarineMax, Inc. (a)	3,929
101	MasterCraft Boat Holdings, Inc. (a)	3,411
303	MDC Holdings, Inc.	11,211
202	Meritage Homes Corporation	22,064
264	Modine Manufacturing Company (a)	6,444
65	Monarch Casino & Resort, Inc.	4,785
166	Monro, Inc.	8,373

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Consumer Discretionary — 11.0% (Continued)
101	Motorcar Parts of America, Inc. (a)	$1,322
78	Movado Group, Inc.	2,700
82	Mullen Automotive, Inc. (a)	19
127	Murphy USA, Inc.	32,395
455	National Vision Holdings, Inc. (a)	16,999
52	NeoGames SA (a)	809
254	Nerdy, Inc. (a)	638
202	Noodles & Company (a)	1,180
254	ODP Corporation (a)	11,501
101	ONE Group Hospitality, Inc. (a)	859
277	OneSpaWorld Holdings, Ltd. (a)	3,210
52	OneWater Marine, Inc. - Class A (a)	1,447
241	Overstock.com, Inc. (a)	4,667
88	Oxford Industries, Inc.	10,350
166	Papa John’s International, Inc.	13,936
140	Patrick Industries, Inc.	10,199
352	Perdoceo Education Corporation (a)	4,852
101	PetMed Express, Inc.	1,897
140	PLBY Group, Inc. (a)	298
114	Portillo’s, Inc. - Class A (a)	2,590
303	Purple Innovation, Inc. (a)	1,309
2,056	Qurate Retail, Inc. - Series A (a)	4,338
39	RCI Hospitality Holdings, Inc.	3,267
430	RealReal, Inc. (a)	581
303	Red Rock Resorts, Inc. - Class A	13,232
88	Rent the Runway, Inc. - Class A (a)	300
189	Revolve Group, Inc. (a)	5,117
26	Rocky Brands, Inc.	692
457	Rover Group, Inc. (a)	1,910
50	RumbleON, Inc. - Class B (a)	455
264	Rush Street Interactive, Inc. (a)	1,106
166	Ruth’s Hospitality Group, Inc.	3,096
593	Sally Beauty Holdings, Inc. (a)	9,541
264	SeaWorld Entertainment, Inc. (a)	17,054
189	Shake Shack, Inc. - Class A (a)	10,544
88	Shoe Carnival, Inc.	2,319
277	Signet Jewelers, Ltd.	19,839
277	Skyline Champion Corporation (a)	18,950
127	Sleep Number Corporation (a)	5,062
228	Smith & Wesson Brands, Inc.	2,494
65	Snap One Holdings Corporation (a)	760
267	Solid Power, Inc. (a)	902
67	Solo Brands, Inc. - Class A (a)	277
243	Sonder Holdings, Inc. (a)	250
114	Sonic Automotive, Inc. - Class A	6,485
616	Sonos, Inc. (a)	11,969
254	Sportsman’s Warehouse Holdings, Inc. (a)	2,283
114	Standard Motor Products, Inc.	4,443
430	Steven Madden, Ltd.	15,609
518	Stitch Fix, Inc. - Class A (a)	2,414
140	Stoneridge, Inc. (a)	3,333
127	Strategic Education, Inc.	10,827
228	Stride, Inc. (a)	9,683
88	Sturm Ruger & Company, Inc.	5,128
65	Superior Group of Companies, Inc.	753
73	Sweetgreen, Inc. - Class A (a)	637
127	Target Hospitality Corporation (a)	1,883
642	Taylor Morrison Home Corporation (a)	23,003
365	Texas Roadhouse, Inc.	37,063
296	ThredUp, Inc. - Class A (a)	471
188	Tile Shop Holdings, Inc. (a)	1,026
114	Tilly’s, Inc. - Class A (a)	990
620	Topgolf Callaway Brands Corporation (a)	14,371
68	Torrid Holdings, Inc. (a)	186
129	Traeger, Inc. (a)	513
65	TravelCenters of America, Inc. (a)	5,483
593	Tri Pointe Homes, Inc. (a)	14,137
254	Tupperware Brands Corporation (a)	1,041
65	Udemy, Inc. (a)	614
65	Unifi, Inc. (a)	673
65	Universal Electronics, Inc. (a)	827
166	Universal Technical Institute, Inc. (a)	1,205
329	Upbound Group, Inc.	8,834
365	Urban Outfitters, Inc. (a)	9,837
232	Vacasa, Inc. - Class A (a)	336
303	Vista Outdoor, Inc. (a)	8,654
140	Visteon Corporation (a)	23,386
505	Vivint Smart Home, Inc. (a)	5,676
307	Vizio Holding Corporation - Class A (a)	3,147
522	Volta, Inc. (a)	448
303	Vuzix Corporation (a)	1,257
427	Warby Parker, Inc. - Class A (a)	5,555

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Consumer Discretionary — 11.0% (Continued)
30	Weyco Group, Inc.	$795
153	Wingstop, Inc.	26,064
13	Winmark Corporation	3,796
176	Winnebago Industries, Inc.	11,186
440	Wolverine World Wide, Inc.	7,370
655	Workhorse Group, Inc. (a)	1,349
290	WW International, Inc. (a)	1,061
39	Xometry, Inc. - Class A (a)	1,186
88	XPEL, Inc. (a)	5,879
39	Xponential Fitness, Inc. - Class A (a)	990
114	Zumiez, Inc. (a)	2,652
		1,456,561
	Consumer Staples — 3.3%
857	22nd Century Group, Inc. (a)	774
33	Alico, Inc.	849
170	Andersons, Inc.	7,757
396	AppHarvest, Inc. (a)	404
359	B&G Foods, Inc.	4,549
430	Beauty Health Company (a)	5,422
217	BellRing Brands, Inc. (a)	6,701
744	Benson Hill, Inc. (a)	1,659
264	Beyond Meat, Inc. (a)	4,710
130	BRC, Inc. - Class A (a)	866
91	Calavo Growers, Inc.	2,937
229	Cal-Maine Foods, Inc.	13,007
292	Celsius Holdings, Inc. (a)	26,514
54	Central Garden & Pet Company (a)	2,187
219	Central Garden & Pet Company - Class A (a)	8,416
169	Chefs’ Warehouse, Inc. (a)	5,501
22	Coca-Cola Consolidated, Inc.	12,251
176	Duckhorn Portfolio, Inc. (a)	2,684
293	Edgewell Personal Care Company	12,511
262	elf Beauty, Inc. (a)	19,585
374	Energizer Holdings, Inc.	13,550
190	Fresh Del Monte Produce, Inc.	5,943
385	Hain Celestial Group, Inc. (a)	6,865
529	Herbalife Nutrition, Ltd. (a)	10,236
193	HF Foods Group, Inc. (a)	749
438	Honest Company, Inc. (a)	1,222
704	Hostess Brands, Inc. (a)	17,389
77	Ingles Markets, Inc. - Class A	6,884
95	Inter Parfums, Inc.	11,439
80	J & J Snack Foods Corporation	11,297
47	John B Sanfilippo & Son, Inc.	4,219
101	Lancaster Colony Corporation	19,389
140	Lifecore Biomedical, Inc. (a)	811
88	Local Bounti Corporation (a)	60
65	Medifast, Inc.	7,288
78	MGP Ingredients, Inc.	7,912
215	Mission Produce, Inc. (a)	2,477
131	National Beverage Corporation (a)	6,111
52	Natural Grocers by Vitamin Cottage, Inc.	571
52	Nature’s Sunshine Products, Inc. (a)	564
264	Nu Skin Enterprises, Inc. - Class A	10,518
127	PriceSmart, Inc.	8,854
844	Primo Water Corporation	13,065
277	Rite Aid Corporation (a)	1,069
26	Seneca Foods Corporation - Class A (a)	1,446
453	Simply Good Foods Company (a)	17,345
127	Sovos Brands, Inc. (a)	1,660
189	SpartanNash Company	5,058
616	Sprouts Farmers Market, Inc. (a)	18,658
474	SunOpta, Inc. (a)	3,640
241	Tattooed Chef, Inc. (a)	304
39	Thorne HealthTech, Inc. (a)	193
77	Tootsie Roll Industries, Inc.	3,390
277	TreeHouse Foods, Inc. (a)	13,515
78	Turning Point Brands, Inc.	1,864
264	United Natural Foods, Inc. (a)	10,753
127	Universal Corporation/VA	6,425
65	USANA Health Sciences, Inc. (a)	3,951
303	Utz Brands, Inc.	4,969
782	Vector Group, Ltd.	10,378
329	Veru, Inc. (a)	1,301
39	Village Super Market, Inc. - Class A	871
165	Vintage Wine Estates, Inc. (a)	252
53	Vita Coco Company, Inc. (a)	896
127	Vital Farms, Inc. (a)	2,052
65	WD-40 Company	11,273
88	Weis Markets, Inc.	6,727
209	Whole Earth Brands, Inc. (a)	719
		435,406
	Energy — 5.9%
167	Aemetis, Inc. (a)	596
380	Alto Ingredients, Inc. (a)	1,110

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Energy — 5.9% (Continued)
187	Amplify Energy Corporation (a)	$1,567
80	Arch Resources, Inc.	12,588
743	Archrock, Inc.	8,225
184	Ardmore Shipping Corporation	3,340
14	Battalion Oil Corporation (a)	126
374	Berry Corporation	3,527
814	Borr Drilling, Ltd. (a)	5,885
114	Bristow Group, Inc. (a)	3,105
290	Cactus, Inc. - Class A	13,326
470	California Resources Corporation	19,834
258	Callon Petroleum Company (a)	10,000
39	Centrus Energy Corporation - Class A (a)	1,748
1,112	ChampionX Corporation	33,995
218	Chord Energy Corporation	29,347
242	Civitas Resources, Inc.	16,981
847	Clean Energy Fuels Corporation (a)	4,743
1,183	CNX Resources Corporation (a)	18,159
506	Comstock Resources, Inc.	6,143
173	CONSOL Energy, Inc.	9,468
171	Crescent Energy Company - Class A	1,973
154	CVR Energy, Inc.	4,886
355	Delek US Holdings, Inc.	8,935
281	Denbury, Inc. (a)	23,427
777	DHT Holdings, Inc.	8,990
540	Diamond Offshore Drilling, Inc. (a)	6,415
101	DMC Global, Inc. (a)	2,704
153	Dorian LPG, Ltd.	3,358
195	Dril-Quip, Inc. (a)	6,679
144	Earthstone Energy, Inc. - Class A (a)	2,009
36	Empire Petroleum Corporation (a)	468
805	Energy Fuels, Inc./Canada (a)	5,402
2,230	Equitrans Midstream Corporation	13,447
86	Excelerate Energy, Inc. - Class A	1,858
228	Expro Group Holdings NV (a)	5,182
146	FLEX LNG, Ltd.	5,065
649	Frontline plc	12,253
1,142	Gevo, Inc. (a)	2,113
520	Golar LNG, Ltd. (a)	11,872
262	Green Plains, Inc. (a)	9,084
67	Gulfport Energy Corporation (a)	4,430
747	Helix Energy Solutions Group, Inc. (a)	6,185
549	Helmerich & Payne, Inc.	23,102
29	HighPeak Energy, Inc.	776
257	International Seaways, Inc.	13,220
33	Kinetik Holdings, Inc.	982
2,366	Kosmos Energy, Ltd. (a)	18,620
453	Liberty Energy, Inc.	6,908
743	Magnolia Oil & Gas Corporation - Class A	16,235
554	Matador Resources Company	29,799
769	Murphy Oil Corporation	30,005
26	Nabors Industries, Ltd. (a)	3,908
22	NACCO Industries, Inc. - Class A	823
189	National Energy Services Reunited Corporation (a)	1,221
479	Newpark Resources, Inc. (a)	2,122
140	NextDecade Corporation (a)	988
844	NexTier Oilfield Solutions, Inc. (a)	7,706
189	Noble Corporation plc (a)	7,879
818	Nordic American Tankers, Ltd.	3,624
264	Northern Oil and Gas, Inc.	8,195
528	Oceaneering International, Inc. (a)	11,030
316	Oil States International, Inc. (a)	2,885
241	Par Pacific Holdings, Inc. (a)	6,695
906	Patterson-UTI Energy, Inc.	12,412
554	PBF Energy, Inc. - Class A	24,215
454	Peabody Energy Corporation (a)	12,394
972	Permian Resources Corporation	10,507
86	ProFrac Holding Corporation - Class A (a)	1,645
440	ProPetro Holding Corporation (a)	3,876
114	Ranger Oil Corporation - Class A	4,731
78	REX American Resources Corporation (a)	2,575
153	Riley Exploration Permian, Inc.	4,682
469	Ring Energy, Inc. (a)	985
342	RPC, Inc.	2,999
162	SandRidge Energy, Inc. (a)	2,364
228	Scorpio Tankers, Inc.	13,762
303	Select Energy Services, Inc. - Class A	2,248
655	SFL Corporation, Ltd.	6,760
63	SilverBow Resources, Inc. (a)	1,551
299	Sitio Royalties Corporation - Class A	7,030

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Energy — 5.9% (Continued)
593	SM Energy Company	$17,499
153	Solaris Oilfield Infrastructure, Inc. - Class A	1,366
202	Talos Energy, Inc. (a)	3,598
365	Teekay Corporation (a)	2,278
114	Teekay Tankers, Ltd. - Class A (a)	5,147
2,014	Tellurian, Inc. (a)	3,001
642	TETRA Technologies, Inc. (a)	2,286
202	Tidewater, Inc. (a)	9,866
1,258	Uranium Energy Corporation (a)	4,655
932	Ur-Energy, Inc. (a)	997
378	US Silica Holdings, Inc. (a)	4,589
316	VAALCO Energy, Inc.	1,482
323	Valaris, Ltd. (a)	21,722
274	Vertex Energy, Inc. (a)	2,595
52	Vital Energy, Inc. (a)	2,672
492	W&T Offshore, Inc. (a)	2,760
406	Weatherford International plc (a)	27,048
335	World Fuel Services Corporation	9,196
		784,764
	Financials — 16.9%
88	1st Source Corporation	4,384
44	ACNB Corporation	1,630
66	AFC Gamma, Inc.	1,022
80	Alerus Financial Corporation	1,600
72	Amalgamated Financial Corporation	1,696
94	A-Mark Precious Metals, Inc.	2,755
244	Ambac Financial Group, Inc. (a)	4,038
154	Amerant Bancorp, Inc.	4,374
443	American Equity Investment Life Holding Company	18,451
55	American National Bankshares, Inc.	1,851
369	Ameris Bancorp	17,664
109	AMERISAFE, Inc.	5,945
41	Angel Oak Mortgage, Inc.	308
758	Apollo Commercial Real Estate Finance, Inc.	8,709
775	Arbor Realty Trust, Inc.	11,687
232	Ares Commercial Real Estate Corporation	2,624
172	Argo Group International Holdings, Ltd.	4,997
482	ARMOUR Residential REIT, Inc.	2,617
79	Arrow Financial Corporation	2,408
324	Artisan Partners Asset Management, Inc. - Class A	10,682
104	AssetMark Financial Holdings, Inc. (a)	3,255
802	Associated Banc-Corp	18,566
9	Associated Capital Group, Inc. - Class A	324
408	Atlantic Union Bankshares Corporation	15,284
27	Atlanticus Holdings Corporation (a)	865
262	Avantax, Inc. (a)	7,491
318	Axos Financial, Inc. (a)	15,070
101	B Riley Financial, Inc.	4,018
262	Bakkt Holdings, Inc. (a)	383
295	Banc of California, Inc.	5,177
93	BancFirst Corporation	8,393
171	Banco Latinoamericano de Comercio Exterior SA	3,129
290	Bancorp, Inc. (a)	10,031
34	Bank First Corporation	2,772
86	Bank of Marin Bancorp	2,494
264	Bank of NT Butterfield & Son, Ltd.	9,544
493	BankUnited, Inc.	17,462
30	Bankwell Financial Group, Inc.	905
189	Banner Corporation	11,903
82	Bar Harbor Bankshares	2,449
66	BayCom Corporation	1,355
75	BCB Bancorp, Inc.	1,301
271	Berkshire Hills Bancorp, Inc.	7,875
1,739	BGC Partners, Inc. - Class A	8,452
858	Blackstone Mortgage Trust, Inc. - Class A	18,165
158	Blue Foundry Bancorp (a)	1,934
95	Blue Ridge Bankshares, Inc.	1,163
254	Bread Financial Holdings, Inc.	10,432
114	Bridgewater Bancshares, Inc. (a)	1,677
298	Bright Health Group, Inc. (a)	259
332	Brightsphere Investment Group, Inc.	8,323
450	BrightSpire Capital, Inc.	3,326
708	Broadmark Realty Capital, Inc.	3,611
511	Brookline Bancorp, Inc.	6,623
253	BRP Group, Inc. - Class A (a)	7,271
108	Business First Bancshares, Inc.	2,251
134	Byline Bancorp, Inc.	3,303
1,024	Cadence Bank	27,197
40	Cambridge Bancorp	3,181
77	Camden National Corporation	3,169

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Financials — 16.9% (Continued)
437	Cannae Holdings, Inc. (a)	$9,867
45	Capital Bancorp, Inc.	914
70	Capital City Bank Group, Inc.	2,497
713	Capitol Federal Financial, Inc.	5,982
110	Capstar Financial Holdings, Inc.	1,903
143	Carter Bankshares, Inc. (a)	2,484
407	Cathay General Bancorp	17,468
148	Central Pacific Financial Corporation	3,320
34	Chicago Atlantic Real Estate Finance, Inc.	498
1,255	Chimera Investment Corporation	8,145
83	Citizens & Northern Corporation	1,868
82	City Holding Company	8,052
79	Civista Bancshares, Inc.	1,685
477	Claros Mortgage Trust, Inc.	6,649
88	CNB Financial Corporation/PA	2,098
675	CNO Financial Group, Inc.	17,294
47	Coastal Financial Corporation/WA (a)	2,169
140	Cohen & Steers, Inc.	10,130
87	Colony Bankcorp, Inc.	1,094
424	Columbia Banking System, Inc.	12,606
209	Columbia Financial, Inc. (a)	4,410
291	Community Bank System, Inc.	17,766
84	Community Trust Bancorp, Inc.	3,591
286	Compass Diversified Holdings	6,226
207	ConnectOne Bancorp, Inc.	5,020
78	Consumer Portfolio Services, Inc. (a)	863
144	Cowen, Inc. - Class A	5,615
90	Crawford & Company - Class A	497
255	CrossFirst Bankshares, Inc. (a)	3,608
111	Curo Group Holdings Corporation	324
157	Customers Bancorp, Inc. (a)	4,836
715	CVB Financial Corporation	17,110
17	Diamond Hill Investment Group, Inc.	2,968
187	Dime Community Bancshares, Inc.	5,730
80	Donegal Group, Inc. - Class A	1,230
156	Donnelley Financial Solutions, Inc. (a)	6,600
198	Dynex Capital, Inc.	2,620
177	Eagle Bancorp, Inc.	7,754
945	Eastern Bankshares, Inc.	14,818
132	eHealth, Inc. (a)	972
291	Ellington Financial, Inc.	3,745
156	Employers Holdings, Inc.	6,928
80	Enact Holdings, Inc.	1,940
156	Encore Capital Group, Inc. (a)	8,062
196	Enova International, Inc. (a)	9,555
66	Enstar Group, Ltd. (a)	16,138
53	Enterprise Bancorp, Inc./MA	1,876
192	Enterprise Financial Services Corporation	10,456
72	Equity Bancshares, Inc. - Class A	2,164
34	Esquire Financial Holdings, Inc.	1,564
605	Essent Group, Ltd.	25,985
273	EZCORP, Inc. - Class A (a)	2,408
64	Farmers & Merchants Bancorp, Inc./Archbold OH	1,658
169	Farmers National Banc Corporation	2,408
180	FB Financial Corporation	6,784
47	Federal Agricultural Mortgage Corporation - Class C	6,667
522	Federated Hermes, Inc.	20,540
104	Finance Of America Companies, Inc. - Class A (a)	152
85	Financial Institutions, Inc.	2,122
56	First Bancorp, Inc.	1,640
1,112	First BanCorp/Puerto Rico	16,135
189	First Bancorp/Southern Pines NC	7,842
111	First Bancshares, Inc.	3,475
86	First Bank/Hamilton NJ	1,172
281	First Busey Corporation	6,783
43	First Business Financial Services, Inc.	1,523
509	First Commonwealth Financial Corporation	8,149
93	First Community Bankshares, Inc.	2,903
518	First Financial Bancorp	12,764
704	First Financial Bankshares, Inc.	25,823
52	First Financial Corporation/IN	2,285
220	First Foundation, Inc.	3,315
32	First Guaranty Bancshares, Inc.	656
52	First Internet Bancorp	1,405
482	First Interstate BancSystem, Inc. - Class A	17,130
307	First Merchants Corporation	12,562
91	First Mid Bancshares, Inc.	2,820
129	First of Long Island Corporation	2,196
40	First Western Financial, Inc. (a)	1,035
216	FirstCash Holdings, Inc.	19,063
66	Five Star Bancorp	1,803

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Financials — 16.9% (Continued)
161	Flushing Financial Corporation	$3,133
323	Focus Financial Partners, Inc. - Class A (a)	16,751
196	Franklin BSP Realty Trust, Inc.	2,746
859	Fulton Financial Corporation	14,775
77	FVCBankcorp, Inc. (a)	1,043
243	GCM Grosvenor, Inc. - Class A	2,000
2,795	Genworth Financial, Inc. - Class A (a)	17,413
133	German American Bancorp, Inc.	5,227
606	Glacier Bancorp, Inc.	28,712
96	Goosehead Insurance, Inc. - Class A (a)	4,478
293	Granite Point Mortgage Trust, Inc.	1,755
55	Great Southern Bancorp, Inc.	3,200
296	Green Dot Corporation - Class A (a)	5,603
17	Greene County Bancorp, Inc.	957
144	Greenlight Capital Re, Ltd. - Class A (a)	1,322
45	Guaranty Bancshares, Inc./TX	1,404
198	Hamilton Lane, Inc. - Class A	15,404
472	Hancock Whitney Corporation	23,185
170	Hanmi Financial Corporation	4,015
418	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,129
260	HarborOne Bancorp, Inc.	3,554
56	HBT Financial, Inc.	1,272
33	HCI Group, Inc.	1,733
220	Heartland Financial USA, Inc.	10,877
323	Heritage Commerce Corporation	3,912
193	Heritage Financial Corporation/WA	5,379
342	Hilltop Holdings, Inc.	11,344
8	Hingham Institution For Savings	2,278
48	Hippo Holdings, Inc. (a)	826
42	Home Bancorp, Inc.	1,661
839	Home BancShares, Inc./AR	20,220
39	Home Point Capital, Inc.	61
109	HomeStreet, Inc.	2,750
80	HomeTrust Bancshares, Inc.	2,342
638	Hope Bancorp, Inc.	8,173
231	Horace Mann Educators Corporation	8,538
235	Horizon Bancorp, Inc./IN	3,577
278	Houlihan Lokey, Inc.	26,604
249	Independent Bank Corporation	19,840
110	Independent Bank Corporation/MI	2,426
193	Independent Bank Group, Inc.	11,360
294	International Bancshares Corporation	14,268
175	Invesco Mortgage Capital, Inc.	2,193
7	Investors Title Company	1,143
408	Jackson Financial, Inc. - Class A	18,516
205	James River Group Holdings, Ltd.	4,941
55	John Marshall Bancorp, Inc.	1,464
378	Kearny Financial Corporation/MD	3,795
119	Kinsale Capital Group, Inc.	37,924
192	KKR Real Estate Finance Trust, Inc.	2,784
616	Ladder Capital Corporation	6,961
264	Lakeland Bancorp, Inc.	5,082
127	Lakeland Financial Corporation	9,096
177	Lemonade, Inc. (a)	2,885
505	LendingClub Corporation (a)	4,747
65	LendingTree, Inc. (a)	2,140
166	Live Oak Bancshares, Inc.	5,737
78	Luther Burbank Corporation (a)	907
140	Macatawa Bank Corporation	1,527
90	MarketWise, Inc. (a)	177
254	MBIA, Inc. (a)	3,503
78	Mercantile Bank Corporation	2,698
78	Merchants Bancorp/IN	2,360
133	Mercury General Corporation	4,529
101	Metrocity Bankshares, Inc.	2,037
52	Metropolitan Bank Holding Corporation (a)	2,902
574	MFA Financial, Inc.	6,148
78	Mid Penn Bancorp, Inc.	2,387
114	Midland States Bancorp, Inc.	2,969
78	MidWestOne Financial Group, Inc.	2,343
329	Moelis & Company - Class A	14,091
760	Moneylion, Inc. (a)	508
342	Mr Cooper Group, Inc. (a)	15,879
52	MVB Financial Corporation	1,419
153	National Bank Holdings Corporation - Class A	6,195
13	National Western Life Group, Inc. - Class A	3,507
844	Navient Corporation	15,234
228	NBT Bancorp, Inc.	9,255

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Financials — 16.9% (Continued)
88	Nelnet, Inc. - Class A	$8,261
121	NerdWallet, Inc. - Class A (a)	2,497
2,014	New York Mortgage Trust, Inc.	5,377
42	Nexpoint Real Estate Finance, Inc.	758
39	NI Holdings, Inc. (a)	540
65	Nicolet Bankshares, Inc. (a)	4,840
440	NMI Holdings, Inc. - Class A (a)	10,270
35	Northeast Bank	1,543
241	Northfield Bancorp, Inc.	3,545
681	Northwest Bancshares, Inc.	9,411
316	OceanFirst Financial Corporation	7,496
264	OFG Bancorp	8,031
1,605	Old National Bancorp/IN	28,360
140	Old Second Bancorp, Inc.	2,321
567	Open Lending Corporation - Class A (a)	4,014
101	Oportun Financial Corporation (a)	610
52	Oppenheimer Holdings, Inc. - Class A	2,293
65	OppFi, Inc. (a)	137
140	Orchid Island Capital, Inc.	1,590
114	Origin Bancorp, Inc.	4,322
52	Orrstown Financial Services, Inc.	1,196
554	Oscar Health, Inc. - Class A (a)	3,069
518	Pacific Premier Bancorp, Inc.	16,794
127	Palomar Holdings, Inc. (a)	7,620
78	Park National Corporation	9,966
52	Parke Bancorp, Inc.	1,061
172	Pathward Financial, Inc.	8,774
61	PCB Bancorp	1,114
88	Peapack-Gladstone Financial Corporation	3,269
166	PennyMac Financial Services, Inc.	10,038
518	PennyMac Mortgage Investment Trust	6,750
140	Peoples Bancorp, Inc./OH	4,355
39	Peoples Financial Services Corporation	1,932
232	Perella Weinberg Partners	2,346
65	Pioneer Bancorp, Inc./NY (a)	735
88	Piper Sandler Companies	13,287
127	PJT Partners, Inc. - Class A	10,018
228	PRA Group, Inc. (a)	9,704
65	Preferred Bank/Los Angeles CA	4,576
189	Premier Financial Corporation	4,691
133	Primis Financial Corporation	1,557
277	ProAssurance Corporation	5,510
352	PROG Holdings, Inc. (a)	8,701
78	Provident Bancorp, Inc.	715
417	Provident Financial Services, Inc.	9,737
78	QCR Holdings, Inc.	4,172
968	Radian Group, Inc.	20,667
78	RBB Bancorp	1,541
316	Ready Capital Corporation	3,558
13	Red River Bancshares, Inc.	658
593	Redwood Trust, Inc.	4,513
39	Regional Management Corporation	1,229
303	Renasant Corporation	10,902
52	Republic Bancorp, Inc./KY - Class A	2,314
231	Republic First Bancorp, Inc. (a)	462
215	RLI Corporation	29,650
41	Root, Inc./OH - Class A (a)	205
202	S&T Bancorp, Inc.	7,527
78	Safety Insurance Group, Inc.	6,294
241	Sandy Spring Bancorp, Inc.	7,941
114	Sculptor Capital Management, Inc.	1,023
349	Seacoast Banking Corporation of Florida	10,648
303	Selective Insurance Group, Inc.	30,763
730	Selectquote, Inc. (a)	1,708
264	ServisFirst Bancshares, Inc.	19,523
91	Shore Bancshares, Inc.	1,552
78	Sierra Bancorp	1,576
52	Silvercrest Asset Management Group, Inc. - Class A	925
140	Silvergate Capital Corporation - Class A (a)	1,947
681	Simmons First National Corporation - Class A	15,139
453	SiriusPoint, Ltd. (a)	3,216
65	SmartFinancial, Inc.	1,775
52	South Plains Financial, Inc.	1,367
39	Southern First Bancshares, Inc. (a)	1,570
39	Southern Missouri Bancorp, Inc.	1,805
166	Southside Bancshares, Inc.	6,340
418	SouthState Corporation	33,723
249	Stellar Bancorp, Inc.	7,283
202	StepStone Group, Inc. - Class A	5,777
88	Sterling Bancorp, Inc./MI (a)	546

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Financials — 16.9% (Continued)
140	Stewart Information Services Corporation	$5,949
127	Stock Yards Bancorp, Inc.	7,433
88	StoneX Group, Inc. (a)	8,873
52	Summit Financial Group, Inc.	1,324
125	Sunlight Financial Holdings, Inc. (a)	164
19	SWK Holdings Corporation (a)	356
264	Texas Capital Bancshares, Inc. (a)	17,485
13	Third Coast Bancshares, Inc. (a)	240
114	Tiptree, Inc.	1,835
78	Tompkins Financial Corporation	5,834
365	Towne Bank/Portsmouth VA	11,070
316	TPG RE Finance Trust, Inc.	2,683
88	Trean Insurance Group, Inc. (a)	536
153	TriCo Bancshares	7,728
127	Triumph Financial, Inc. (a)	7,728
140	Trupanion, Inc. (a)	8,313
101	TrustCo Bank Corporation NY	3,783
342	Trustmark Corporation	10,055
453	Two Harbors Investment Corporation	7,506
228	UMB Financial Corporation	20,670
730	United Bankshares, Inc./WV	29,762
563	United Community Banks, Inc./GA	18,641
114	United Fire Group, Inc.	3,254
37	Unity Bancorp, Inc.	977
140	Universal Insurance Holdings, Inc.	2,706
153	Univest Financial Corporation	4,315
57	USCB Financial Holdings, Inc. (a)	724
2,177	Valley National Bancorp	25,210
127	Value Line, Inc.	6,383
233	Velocity Financial, Inc. (a)	2,246
264	Veritex Holdings, Inc.	7,038
84	Victory Capital Holdings, Inc. - Class A	2,853
39	Virtus Investment Partners, Inc.	8,207
153	Walker & Dunlop, Inc.	13,346
352	Washington Federal, Inc.	12,345
88	Washington Trust Bancorp, Inc.	3,696
114	Waterstone Financial, Inc.	1,835
342	WesBanco, Inc.	12,363
78	West BanCorp, Inc.	1,643
140	Westamerica BanCorp	7,717
704	WisdomTree, Inc.	4,203
13	World Acceptance Corporation (a)	1,214
343	WSFS Financial Corporation	17,119
		2,242,899
	Health Care — 13.7%
771	23andMe Holding Company - Class A (a)	1,935
101	2seventy bio, Inc. (a)	1,362
147	4D Molecular Therapeutics, Inc. (a)	2,828
70	Aadi Bioscience, Inc. (a)	754
997	AbCellera Biologics, Inc. (a)	8,375
79	Absci Corporation (a)	167
812	ACADIA Pharmaceuticals, Inc. (a)	16,800
275	Accolade, Inc. (a)	3,055
273	Aclaris Therapeutics, Inc. (a)	3,402
386	AdaptHealth Corporation (a)	6,172
473	Adaptive Biotechnologies Corporation (a)	4,044
84	Addus HomeCare Corporation (a)	9,126
110	Adicet Bio, Inc. (a)	867
853	ADMA Biologics, Inc. (a)	3,028
54	Aerovate Therapeutics, Inc. (a)	1,327
627	Affimed NV (a)	570
1,241	Agenus, Inc. (a)	2,556
129	Agiliti, Inc. (a)	2,459
296	Agios Pharmaceuticals, Inc. (a)	7,492
32	AirSculpt Technologies, Inc.	210
143	Akero Therapeutics, Inc. (a)	6,508
71	Akoya Biosciences, Inc. (a)	819
89	Albireo Pharma, Inc. (a)	3,965
320	Alector, Inc. (a)	2,733
437	Alignment Healthcare, Inc. (a)	4,344
883	Alkermes plc (a)	23,611
378	Allogene Therapeutics, Inc. (a)	2,400
161	Allovir, Inc. (a)	1,087
26	Alpha Teknova, Inc. (a)	141
379	Alphatec Holdings, Inc. (a)	5,613
66	Alpine Immune Sciences, Inc. (a)	526
102	ALX Oncology Holdings, Inc. (a)	675
1,015	American Well Corporation - Class A (a)	2,832
1,365	Amicus Therapeutics, Inc. (a)	18,004
247	AMN Healthcare Services, Inc. (a)	22,232
506	Amneal Pharmaceuticals, Inc. (a)	1,042
203	Amphastar Pharmaceuticals, Inc. (a)	6,468

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Health Care — 13.7% (Continued)
55	Amylyx Pharmaceuticals, Inc. (a)	$1,915
22	AN2 Therapeutics, Inc. (a)	248
105	AnaptysBio, Inc. (a)	2,615
369	Anavex Life Sciences Corporation (a)	3,513
203	AngioDynamics, Inc. (a)	2,513
58	ANI Pharmaceuticals, Inc. (a)	2,427
79	Anika Therapeutics, Inc. (a)	2,504
391	Apellis Pharmaceuticals, Inc. (a)	25,603
204	Apollo Medical Holdings, Inc. (a)	7,120
438	Arbutus Biopharma Corporation (a)	1,218
54	Arcellx, Inc. (a)	1,513
116	Arcturus Therapeutics Holdings, Inc. (a)	1,885
241	Arcus Biosciences, Inc. (a)	4,389
143	Arcutis Biotherapeutics, Inc. (a)	2,314
557	Arrowhead Pharmaceuticals, Inc. (a)	17,991
209	Artivion, Inc. (a)	2,767
246	Arvinas, Inc. (a)	7,540
461	Atara Biotherapeutics, Inc. (a)	1,867
354	Atea Pharmaceuticals, Inc. (a)	1,253
176	Athira Pharma, Inc. (a)	542
364	ATI Physical Therapy, Inc. - Class A (a)	127
242	AtriCure, Inc. (a)	9,317
7	Atrion Corporation	3,976
33	Aura Biosciences, Inc. (a)	330
649	Aurinia Pharmaceuticals, Inc. (a)	5,899
257	Avanos Medical, Inc. (a)	7,214
217	Aveanna Healthcare Holdings, Inc. (a)	265
322	Avid Bioservices, Inc. (a)	5,300
202	Avidity Biosciences, Inc. (a)	4,787
231	Axogen, Inc. (a)	1,906
244	Axonics, Inc. (a)	14,662
145	Axsome Therapeutics, Inc. (a)	9,888
20	Babylon Holdings, Ltd./Jersey - Class A (a)	199
278	Beam Therapeutics, Inc. (a)	11,187
247	Berkeley Lights, Inc. (a)	432
973	BioCryst Pharmaceuticals, Inc. (a)	8,611
145	Biohaven, Ltd. (a)	2,216
56	BioLife Solutions, Inc. (a)	1,303
1,661	Bionano Genomics, Inc. (a)	2,226
155	Bioventus, Inc. - Class A (a)	330
96	Bioxcel Therapeutics, Inc. (a)	3,064
345	Bluebird Bio, Inc. (a)	1,794
309	Blueprint Medicines Corporation (a)	13,092
593	Bridgebio Pharma, Inc. (a)	6,772
995	Brookdale Senior Living, Inc. (a)	3,214
682	Butterfly Network, Inc. (a)	1,678
208	C4 Therapeutics, Inc. (a)	1,096
654	Cano Health, Inc. (a)	1,079
246	Cara Therapeutics, Inc. (a)	2,499
216	Cardiovascular Systems, Inc. (a)	4,257
281	CareDx, Inc. (a)	4,726
242	CareMax, Inc. - Class A (a)	1,040
110	Caribou Biosciences, Inc. (a)	670
189	Cassava Sciences, Inc. (a)	4,668
118	Castle Biosciences, Inc. (a)	2,971
536	Catalyst Pharmaceuticals, Inc. (a)	8,179
253	Celldex Therapeutics, Inc. (a)	10,826
72	Celularity, Inc. (a)	49
66	Century Therapeutics, Inc. (a)	298
209	Cerevel Therapeutics Holdings, Inc. (a)	5,578
914	Cerus Corporation (a)	2,614
391	Chimerix, Inc. (a)	618
210	Chinook Therapeutics, Inc. (a)	4,582
1,711	Clover Health Investments Corporation (a)	2,259
331	Codexis, Inc. (a)	1,600
206	Cogent Biosciences, Inc. (a)	2,725
341	Coherus Biosciences, Inc. (a)	2,309
190	Collegium Pharmaceutical, Inc. (a)	5,041
671	Community Health Systems, Inc. (a)	4,066
78	Computer Programs and Systems, Inc. (a)	2,341
156	CONMED Corporation	15,006
492	Corcept Therapeutics, Inc. (a)	10,248
47	CorVel Corporation (a)	8,473
243	Crinetics Pharmaceuticals, Inc. (a)	4,773
192	Cross Country Healthcare, Inc. (a)	5,078
218	CryoPort, Inc. (a)	4,722
416	CTI BioPharma Corporation (a)	2,271
66	Cue Health, Inc. (a)	142
134	Cullinan Oncology, Inc. (a)	1,513
95	Cutera, Inc. (a)	3,081
93	Cytek Biosciences, Inc. (a)	958
408	Cytokinetics, Inc. (a)	17,691

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Health Care — 13.7% (Continued)
65	Day One Biopharmaceuticals, Inc. (a)	$1,197
210	Deciphera Pharmaceuticals, Inc. (a)	3,045
520	Denali Therapeutics, Inc. (a)	14,118
141	Design Therapeutics, Inc. (a)	997
77	DICE Therapeutics, Inc. (a)	2,298
378	DocGo, Inc. (a)	3,459
638	Dynavax Technologies Corporation (a)	6,571
166	Dyne Therapeutics, Inc. (a)	2,138
65	Eagle Pharmaceuticals, Inc./DE (a)	1,820
215	Edgewise Therapeutics, Inc. (a)	2,060
380	Editas Medicine, Inc. (a)	3,435
181	Eiger BioPharmaceuticals, Inc. (a)	340
308	Embecta Corporation	9,841
267	Emergent BioSolutions, Inc. (a)	3,305
104	Enanta Pharmaceuticals, Inc. (a)	5,044
106	Enochian Biosciences, Inc. (a)	109
282	Ensign Group, Inc.	25,233
587	EQRx, Inc. (a)	1,327
132	Erasca, Inc. (a)	475
154	Esperion Therapeutics, Inc. (a)	952
447	Evolent Health, Inc. - Class A (a)	15,649
170	Evolus, Inc. (a)	1,542
117	EyePoint Pharmaceuticals, Inc. (a)	391
420	Fate Therapeutics, Inc. (a)	2,570
473	FibroGen, Inc. (a)	10,501
638	Figs, Inc. - Class A (a)	5,876
105	Foghorn Therapeutics, Inc. (a)	602
154	Fulcrum Therapeutics, Inc. (a)	930
110	Fulgent Genetics, Inc. (a)	3,607
52	Gelesis Holdings, Inc. (a)	14
644	GeneDx Holdings Corporation (a)	322
230	Generation Bio Company (a)	911
1,717	Geron Corporation (a)	4,773
246	Glaukos Corporation (a)	11,619
343	Gossamer Bio, Inc. (a)	593
74	GreenLight Biosciences Holdings PBC (a)	36
291	Haemonetics Corporation (a)	22,631
748	Halozyme Therapeutics, Inc. (a)	35,896
122	Harmony Biosciences Holdings, Inc. (a)	5,372
286	Health Catalyst, Inc. (a)	3,993
421	HealthEquity, Inc. (a)	27,436
134	HealthStream, Inc.	3,437
508	Heron Therapeutics, Inc. (a)	1,204
55	Heska Corporation (a)	4,479
56	HilleVax, Inc. (a)	944
550	Hims & Hers Health, Inc. (a)	6,199
82	Humacyte, Inc. (a)	251
77	Icosavax, Inc. (a)	630
172	Ideaya Biosciences, Inc. (a)	3,036
44	IGM Biosciences, Inc. (a)	925
404	ImmunityBio, Inc. (a)	986
1,069	ImmunoGen, Inc. (a)	4,148
221	Immunovant, Inc. (a)	3,861
176	Inari Medical, Inc. (a)	9,902
160	Inhibrx, Inc. (a)	3,850
98	Innovage Holding Corporation (a)	744
244	Innoviva, Inc. (a)	2,945
111	Inogen, Inc. (a)	1,739
65	Inotiv, Inc. (a)	488
1,210	Inovio Pharmaceuticals, Inc. (a)	1,525
638	Insmed, Inc. (a)	13,002
144	Inspire Medical Systems, Inc. (a)	37,431
264	Instil Bio, Inc. (a)	205
180	Integer Holdings Corporation (a)	13,496
329	Intellia Therapeutics, Inc. (a)	13,216
141	Intercept Pharmaceuticals, Inc. (a)	2,845
319	Intra-Cellular Therapies, Inc. (a)	15,640
1,007	Invitae Corporation (a)	2,165
132	Invivyd, Inc. (a)	230
701	Iovance Biotherapeutics, Inc. (a)	5,110
33	iRadimed Corporation	1,253
154	iRhythm Technologies, Inc. (a)	18,123
796	Ironwood Pharmaceuticals, Inc. (a)	8,971
108	iTeos Therapeutics, Inc. (a)	1,913
607	IVERIC bio, Inc. (a)	12,613
78	Janux Therapeutics, Inc. (a)	1,297
70	Joint Corporation (a)	1,099
173	Jounce Therapeutics, Inc. (a)	194
119	KalVista Pharmaceuticals, Inc. (a)	872
115	Karuna Therapeutics, Inc. (a)	22,933
363	Karyopharm Therapeutics, Inc. (a)	1,096
80	Keros Therapeutics, Inc. (a)	4,258
192	Kezar Life Sciences, Inc. (a)	1,208
170	Kiniksa Pharmaceuticals, Ltd. - Class A (a)	2,186
142	Kinnate Biopharma, Inc. (a)	750
178	Kodiak Sciences, Inc. (a)	1,157

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Health Care — 13.7% (Continued)
204	Kronos Bio, Inc. (a)	$355
99	Krystal Biotech, Inc. (a)	8,109
321	Kura Oncology, Inc. (a)	3,826
174	Kymera Therapeutics, Inc. (a)	5,460
342	Lantheus Holdings, Inc. (a)	25,294
101	LeMaitre Vascular, Inc.	5,061
352	Lexicon Pharmaceuticals, Inc. (a)	792
228	LifeStance Health Group, Inc. (a)	1,167
78	Ligand Pharmaceuticals, Inc. (a)	5,627
245	Liquidia Corporation (a)	1,855
277	LivaNova plc (a)	13,108
114	Lyell Immunopharma, Inc. (a)	245
316	MacroGenics, Inc. (a)	1,924
65	Madrigal Pharmaceuticals, Inc. (a)	17,616
1,372	MannKind Corporation (a)	7,244
479	MaxCyte, Inc. (a)	2,175
153	Medpace Holdings, Inc. (a)	29,663
127	MeiraGTx Holdings plc (a)	980
277	Merit Medical Systems, Inc. (a)	19,551
365	Mersana Therapeutics, Inc. (a)	2,212
26	Mesa Laboratories, Inc.	4,590
606	MiMedx Group, Inc. (a)	2,915
13	Mirum Pharmaceuticals, Inc. (a)	306
65	ModivCare, Inc. (a)	6,382
67	Monte Rosa Therapeutics, Inc. (a)	407
114	Morphic Holding, Inc. (a)	4,847
2,138	Multiplan Corporation (a)	2,159
417	Myriad Genetics, Inc. (a)	7,890
228	NanoString Technologies, Inc. (a)	2,225
187	Nano-X Imaging, Ltd. (a)	1,363
65	National HealthCare Corporation	3,622
78	National Research Corporation	3,522
222	Nautilus Biotechnology, Inc. (a)	471
870	Nektar Therapeutics (a)	1,201
580	Neogen Corporation (a)	10,260
580	NeoGenomics, Inc. (a)	9,773
189	Nevro Corporation (a)	5,942
303	NextGen Healthcare, Inc. (a)	5,487
166	NGM Biopharmaceuticals, Inc. (a)	787
65	Nkarta, Inc. (a)	273
153	Nurix Therapeutics, Inc. (a)	1,443
201	Nutex Health, Inc. (a)	275
52	Nuvalent, Inc. - Class A (a)	1,575
277	NuVasive, Inc. (a)	11,975
893	Nuvation Bio, Inc. (a)	1,732
945	Ocugen, Inc. (a)	941
365	Ocular Therapeutix, Inc. (a)	2,205
382	OmniAb, Inc. (a)	1,593
228	Omnicell, Inc. (a)	12,412
81	Oncology Institute, Inc. (a)	114
2,112	OPKO Health, Inc. (a)	2,408
88	OptimizeRx Corporation (a)	1,571
857	Option Care Health, Inc. (a)	26,283
404	OraSure Technologies, Inc. (a)	2,549
202	Organogenesis Holdings, Inc. (a)	495
170	Orthofix Medical, Inc. (a)	3,502
78	OrthoPediatrics Corporation (a)	3,413
440	Outlook Therapeutics, Inc. (a)	480
241	Outset Medical, Inc. (a)	5,497
378	Owens & Minor, Inc. (a)	5,795
80	Owlet, Inc. (a)	29
132	P3 Health Partners, Inc. (a)	158
1,007	Pacific Biosciences of California, Inc. (a)	9,143
228	Pacira BioSciences, Inc. (a)	9,706
52	Paragon 28, Inc. (a)	916
133	Pardes Biosciences, Inc. (a)	188
466	Patterson Companies, Inc.	12,358
359	Pear Therapeutics, Inc. (a)	355
404	Pediatrix Medical Group, Inc. (a)	6,359
127	Pennant Group, Inc. (a)	1,908
38	PepGen, Inc. (a)	580
140	PetIQ, Inc. (a)	1,305
101	Phathom Pharmaceuticals, Inc. (a)	865
114	Phibro Animal Health Corporation - Class A	1,791
329	Phreesia, Inc. (a)	12,107
140	PMV Pharmaceuticals, Inc. (a)	1,009
340	Point Biopharma Global, Inc. (a)	2,547
176	Praxis Precision Medicines, Inc. (a)	539
492	Precigen, Inc. (a)	620
277	Prestige Consumer Healthcare, Inc. (a)	16,688
60	Prime Medicine, Inc. (a)	986
78	Privia Health Group, Inc. (a)	2,179
39	PROCEPT BioRobotics Corporation (a)	1,461
342	Progyny, Inc. (a)	12,846
140	Prometheus Biosciences, Inc. (a)	17,135
241	Protagonist Therapeutics, Inc. (a)	3,909
189	Prothena Corporation plc (a)	10,539
290	Provention Bio, Inc. (a)	2,407
378	PTC Therapeutics, Inc. (a)	16,507

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Health Care — 13.7% (Continued)
127	Pulmonx Corporation (a)	$1,426
153	Quanterix Corporation (a)	1,683
402	Quantum-Si, Inc. - Class A (a)	732
629	R1 RCM, Inc. (a)	8,932
241	RadNet, Inc. (a)	5,684
39	Rallybio Corporation (a)	307
101	RAPT Therapeutics, Inc. (a)	2,974
241	Reata Pharmaceuticals, Inc. - Class A (a)	7,512
606	Recursion Pharmaceuticals, Inc. - Class A (a)	4,939
202	REGENXBIO, Inc. (a)	4,495
352	Relay Therapeutics, Inc. (a)	5,685
65	Relmada Therapeutics, Inc. (a)	234
153	Replimune Group, Inc. (a)	3,351
342	Revance Therapeutics, Inc. (a)	11,866
316	REVOLUTION Medicines, Inc. (a)	8,456
906	Rigel Pharmaceuticals, Inc. (a)	1,368
215	Rocket Pharmaceuticals, Inc. (a)	4,130
39	RxSight, Inc. (a)	535
242	Sage Therapeutics, Inc. (a)	10,077
417	Sana Biotechnology, Inc. (a)	1,530
642	Sangamo Therapeutics, Inc. (a)	1,958
228	Schrodinger, Inc./United States (a)	4,954
289	Science 37 Holdings, Inc. (a)	95
192	Scilex Holding Company (a)	1,658
189	Seer, Inc. (a)	773
593	Select Medical Holdings Corporation	16,124
2,177	Senseonics Holdings, Inc. (a)	2,264
378	Seres Therapeutics, Inc. (a)	1,909
264	Sharecare, Inc. (a)	618
176	Shockwave Medical, Inc. (a)	33,482
166	SI-BONE, Inc. (a)	3,283
241	SIGA Technologies, Inc.	1,651
52	Sight Sciences, Inc. (a)	571
176	Silk Road Medical, Inc. (a)	9,326
78	Simulations Plus, Inc.	2,967
65	Singular Genomics Systems, Inc. (a)	140
682	SomaLogic, Inc. (a)	1,732
127	SpringWorks Therapeutics, Inc. (a)	4,051
254	STAAR Surgical Company (a)	14,069
101	Stoke Therapeutics, Inc. (a)	898
264	Supernus Pharmaceuticals, Inc. (a)	9,924
166	Surgery Partners, Inc. (a)	5,553
65	Surmodics, Inc. (a)	1,420
241	Sutro Biopharma, Inc. (a)	1,359
228	Syndax Pharmaceuticals, Inc. (a)	5,780
101	Tactile Systems Technology, Inc. (a)	1,459
101	Talaris Therapeutics, Inc. (a)	196
224	Tango Therapeutics, Inc. (a)	1,172
39	Tarsus Pharmaceuticals, Inc. (a)	604
78	Tenaya Therapeutics, Inc. (a)	239
17	Tenon Medical, Inc. (a)	39
681	TG Therapeutics, Inc. (a)	10,910
264	Theravance Biopharma, Inc. (a)	2,851
65	Theseus Pharmaceuticals, Inc. (a)	603
72	Third Harmonic Bio, Inc. (a)	305
127	TransMedics Group, Inc. (a)	10,169
316	Travere Therapeutics, Inc. (a)	7,003
153	Treace Medical Concepts, Inc. (a)	3,283
241	Twist Bioscience Corporation (a)	4,690
65	Tyra Biosciences, Inc. (a)	859
26	UFP Technologies, Inc. (a)	3,061
65	US Physical Therapy, Inc.	6,586
13	Utah Medical Products, Inc.	1,193
290	Vanda Pharmaceuticals, Inc. (a)	1,868
202	Varex Imaging Corporation (a)	3,573
606	Vaxart, Inc. (a)	472
202	Vaxcyte, Inc. (a)	8,276
870	VBI Vaccines, Inc. (a)	418
52	Ventyx Biosciences, Inc. (a)	2,249
65	Vera Therapeutics, Inc. (a)	483
342	Veracyte, Inc. (a)	8,417
616	Veradigm, Inc. (a)	10,232
241	Vericel Corporation (a)	7,329
78	Verve Therapeutics, Inc. (a)	1,482
261	Vicarious Surgical, Inc. (a)	731
642	ViewRay, Inc. (a)	2,773
290	Vir Biotechnology, Inc. (a)	6,612
121	Viridian Therapeutics, Inc. (a)	3,964
945	VistaGen Therapeutics, Inc. (a)	166
303	Xencor, Inc. (a)	9,735
599	Xeris Biopharma Holdings, Inc. (a)	827
176	Y-mAbs Therapeutics, Inc. (a)	669
189	Zentalis Pharmaceuticals, Inc. (a)	3,578
106	Zimvie, Inc. (a)	1,206
110	Zynex, Inc. (a)	1,421
		1,822,948

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Industrials — 16.0%
675	3D Systems Corporation (a)	$6,608
231	AAON, Inc.	21,012
181	AAR Corporation (a)	9,845
373	ABM Industries, Inc.	18,056
518	ACCO Brands Corporation	2,937
528	ACV Auctions, Inc. - Class A (a)	6,463
408	Aerojet Rocketdyne Holdings, Inc. (a)	22,987
128	AeroVironment, Inc. (a)	10,975
52	AerSale Corporation (a)	1,033
319	Air Transport Services Group, Inc. (a)	6,677
56	Alamo Group, Inc.	10,214
161	Albany International Corporation - Class A	16,248
1,611	Alight, Inc. - Class A (a)	15,466
79	Allegiant Travel Company (a)	8,101
66	Allied Motion Technologies, Inc.	2,849
105	Alta Equipment Group, Inc.	1,975
357	Altra Industrial Motion Corporation	21,966
168	Ameresco, Inc. - Class A (a)	7,384
89	American Woodmark Corporation (a)	4,537
1,086	API Group Corporation (a)	25,510
128	Apogee Enterprises, Inc.	5,857
210	Applied Industrial Technologies, Inc.	30,001
141	ArcBest Corporation	13,564
591	Archer Aviation, Inc. - Class A (a)	1,743
270	Arcosa, Inc.	16,362
81	Argan, Inc.	3,148
106	Aris Water Solutions, Inc. - Class A	1,501
722	Array Technologies, Inc. (a)	13,530
280	ASGN, Inc. (a)	24,865
128	Astec Industries, Inc.	5,764
694	Astra Space, Inc. (a)	396
140	Astronics Corporation (a)	2,134
257	Atkore, Inc. (a)	37,527
154	Atlas Air Worldwide Holdings, Inc. (a)	15,525
79	Atlas Technical Consultants, Inc. (a)	966
133	AZZ, Inc.	5,406
308	Babcock & Wilcox Enterprises, Inc. (a)	1,999
259	Barnes Group, Inc.	10,914
41	Barrett Business Services, Inc.	3,935
308	Beacon Roofing Supply, Inc. (a)	20,020
232	Berkshire Grey, Inc. (a)	306
748	Bird Global, Inc. - Class A (a)	151
274	Blade Air Mobility, Inc. (a)	1,274
205	Blink Charging Company (a)	1,855
784	Bloom Energy Corporation - Class A (a)	17,005
91	Blue Bird Corporation (a)	1,848
52	BlueLinx Holdings, Inc. (a)	4,388
210	Boise Cascade Company	14,513
257	Brady Corporation - Class A	14,176
241	BrightView Holdings, Inc. (a)	1,523
269	Brink’s Company	17,552
144	Brookfield Business Corporation - Class A	2,794
33	Cadre Holdings, Inc.	709
121	Caesarstone, Ltd.	704
278	Casella Waste Systems, Inc. - Class A (a)	21,633
272	CBIZ, Inc. (a)	13,624
207	Chart Industries, Inc. (a)	27,635
96	Cimpress plc (a)	3,372
99	CIRCOR International, Inc. (a)	2,898
154	Columbus McKinnon Corporation/NY	5,716
195	Comfort Systems USA, Inc.	28,361
8	CompX International, Inc.	150
144	Concrete Pumping Holdings, Inc. (a)	1,125
153	Construction Partners, Inc. - Class A (a)	4,139
636	CoreCivic, Inc. (a)	6,176
286	Costamare, Inc.	3,003
66	Covenant Logistics Group, Inc.	2,287
41	CRA International, Inc.	5,103
82	CSW Industrials, Inc.	11,608
253	Custom Truck One Source, Inc. (a)	1,832
219	Daseke, Inc. (a)	1,785
231	Deluxe Corporation	4,260
1,048	Desktop Metal, Inc. - Class A (a)	1,593
26	Distribution Solutions Group, Inc. (a)	1,155
114	Douglas Dynamics, Inc.	4,251
58	Ducommun, Inc. (a)	3,120
98	DXP Enterprises, Inc./TX (a)	2,833
161	Dycom Industries, Inc. (a)	13,558
47	Eagle Bulk Shipping, Inc.	3,068

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Industrials — 16.0% (Continued)
294	EMCOR Group, Inc.	$49,162
101	Encore Wire Corporation	19,494
230	Energy Recovery, Inc. (a)	5,076
138	Energy Vault Holdings, Inc. (a)	461
367	Enerpac Tool Group Corporation	9,883
234	EnerSys	21,221
132	Eneti, Inc.	1,397
141	Ennis, Inc.	3,067
526	Enovix Corporation (a)	4,850
114	EnPro Industries, Inc.	12,255
144	ESCO Technologies, Inc.	13,419
344	ESS Tech, Inc. (a)	626
632	Evoqua Water Technologies Corporation (a)	30,690
286	Exponent, Inc.	29,430
53	Fathom Digital Manufacturing Corporation (a)	63
335	Federal Signal Corporation	17,678
297	First Advantage Corporation (a)	4,309
166	Fluence Energy, Inc. (a)	3,099
790	Fluor Corporation (a)	28,968
60	Forrester Research, Inc. (a)	1,973
144	Forward Air Corporation	14,862
67	Franklin Covey Company (a)	3,140
255	Franklin Electric Company, Inc.	24,370
176	Frontier Group Holdings, Inc. (a)	2,070
107	FTC Solar, Inc. (a)	328
2,002	FuelCell Energy, Inc. (a)	6,687
191	GATX Corporation	20,836
174	Genco Shipping & Trading, Ltd.	3,315
658	GEO Group, Inc. (a)	5,764
166	Gibraltar Industries, Inc. (a)	8,866
70	Global Industrial Company	1,969
231	GMS, Inc. (a)	14,024
657	Golden Ocean Group, Ltd.	6,820
127	Gorman-Rupp Company	3,538
1,125	GrafTech International, Ltd.	6,356
247	Granite Construction, Inc.	10,670
358	Great Lakes Dredge & Dock Corporation (a)	2,053
170	Greenbrier Companies, Inc.	5,459
242	Griffon Corporation	8,826
178	H&E Equipment Services, Inc.	9,879
424	Harsco Corporation (a)	3,587
264	Hawaiian Holdings, Inc. (a)	2,957
418	Healthcare Services Group, Inc. (a)	5,547
259	Heartland Express, Inc.	4,178
108	Heidrick & Struggles International, Inc.	3,708
92	Heliogen, Inc. (a)	29
179	Helios Technologies, Inc.	12,125
143	Herc Holdings, Inc.	20,533
85	Heritage-Crystal Clean, Inc. (a)	3,058
404	Hillenbrand, Inc.	19,045
704	Hillman Solutions Corporation (a)	6,259
131	HireRight Holdings Corporation (a)	1,444
242	HNI Corporation	7,563
181	Hub Group, Inc. - Class A (a)	16,603
215	Hudson Technologies, Inc. (a)	2,178
122	Huron Consulting Group, Inc. (a)	8,563
209	Hydrofarm Holdings Group, Inc. (a)	401
650	Hyliion Holdings Corporation (a)	1,840
56	Hyster-Yale Materials Handling, Inc.	2,179
394	Hyzon Motors, Inc. (a)	512
103	ICF International, Inc.	10,247
46	IES Holdings, Inc. (a)	1,935
202	Insperity, Inc.	25,067
103	Insteel Industries, Inc.	3,064
303	Interface, Inc.	2,672
397	Janus International Group, Inc. (a)	4,125
498	JELD-WEN Holding, Inc. (a)	6,549
1,237	Joby Aviation, Inc. (a)	5,814
171	John Bean Technologies Corporation	18,962
67	Kadant, Inc.	14,382
155	Kaman Corporation	4,030
661	KAR Auction Services, Inc. (a)	9,446
22	Karat Packaging, Inc.	341
194	Kelly Services, Inc. - Class A	3,246
457	Kennametal, Inc.	12,947
111	Kforce, Inc.	6,936
202	Kimball International, Inc. - Class B	1,396
293	Korn Ferry	16,376
671	Kratos Defense & Security Solutions, Inc. (a)	8,488
507	Legalzoom.com, Inc. (a)	4,142
675	Li-Cycle Holdings Corporation (a)	4,091
177	Lightning eMotors, Inc. (a)	119
52	Lindsay Corporation	7,825

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Industrials — 16.0% (Continued)
140	Liquidity Services, Inc. (a)	$1,772
153	Luxfer Holdings plc	2,535
176	Manitowoc Company, Inc. (a)	3,328
558	Markforged Holding Corporation (a)	742
316	Marten Transport, Ltd.	6,974
132	Masonite International Corporation (a)	11,722
228	Matson, Inc.	15,163
166	Matthews International Corporation - Class A	6,335
378	Maxar Technologies, Inc.	19,467
127	McGrath RentCorp	13,061
792	Microvast Holdings, Inc. (a)	1,022
52	Miller Industries, Inc./TN	1,446
378	MillerKnoll, Inc.	9,023
288	Momentus, Inc. (a)	238
140	Montrose Environmental Group, Inc. (a)	6,817
153	Moog, Inc. - Class A	15,089
430	MRC Global, Inc. (a)	4,816
290	Mueller Industries, Inc.	21,451
844	Mueller Water Products, Inc. - Class A	11,706
88	MYR Group, Inc. (a)	10,614
26	National Presto Industries, Inc.	1,784
1,222	Nikola Corporation (a)	2,713
39	NL Industries, Inc.	284
52	Northwest Pipe Company (a)	2,002
588	NOW, Inc. (a)	7,556
88	NuScale Power Corporation (a)	911
65	NV5 Global, Inc. (a)	6,839
13	Omega Flex, Inc.	1,513
26	PAM Transportation Services, Inc. (a)	754
101	Park Aerospace Corporation	1,658
140	Parsons Corporation (a)	6,304
303	PGT Innovations, Inc. (a)	6,408
932	Pitney Bowes, Inc.	4,045
744	Planet Labs PBC (a)	3,430
39	Powell Industries, Inc.	1,730
13	Preformed Line Products Company	1,159
277	Primoris Services Corporation	7,618
1,058	Proterra, Inc. (a)	4,444
140	Proto Labs, Inc. (a)	4,402
182	Quad/Graphics, Inc. (a)	890
176	Quanex Building Products Corporation	4,567
215	Radiant Logistics, Inc. (a)	1,221
153	RBC Bearings, Inc. (a)	35,161
48	Red Violet, Inc. (a)	978
99	Redwire Corporation (a)	384
805	Resideo Technologies, Inc. (a)	14,764
166	Resources Connection, Inc.	2,998
153	REV Group, Inc.	1,789
1,010	Rocket Lab USA, Inc. (a)	4,545
215	Rush Enterprises, Inc. - Class A	12,186
26	Rush Enterprises, Inc. - Class B	1,559
352	Safe Bulkers, Inc.	1,320
127	Saia, Inc. (a)	34,401
367	Sarcos Technology and Robotics Corporation (a)	231
529	Shoals Technologies Group, Inc. - Class A (a)	12,982
176	Shyft Group, Inc.	4,564
228	Simpson Manufacturing Company, Inc.	24,592
408	Skillsoft Corporation (a)	636
264	SkyWest, Inc. (a)	5,034
114	SP Plus Corporation (a)	3,878
617	Spire Global, Inc. (a)	636
505	Spirit Airlines, Inc.	9,252
241	SPX Technologies, Inc. (a)	16,976
65	Standex International Corporation	7,519
466	Steelcase, Inc. - Class A	3,667
580	Stem, Inc. (a)	4,733
88	Sterling Check Corporation (a)	1,119
140	Sterling Infrastructure, Inc. (a)	5,384
166	Sun Country Airlines Holdings, Inc. (a)	3,328
440	SunPower Corporation (a)	6,609
101	Tennant Company	7,153
352	Terex Corporation	20,842
108	Terran Orbital Corporation (a)	287
241	Textainer Group Holdings, Ltd.	7,934
176	Thermon Group Holdings, Inc. (a)	4,655
254	Titan International, Inc. (a)	3,152
101	Titan Machinery, Inc. (a)	4,625
202	TPI Composites, Inc. (a)	2,335
26	Transcat, Inc. (a)	2,340
215	TriNet Group, Inc. (a)	17,817
404	Trinity Industries, Inc.	11,276
352	Triton International, Ltd.	24,267
329	Triumph Group, Inc. (a)	4,152

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Industrials — 16.0% (Continued)
189	TrueBlue, Inc. (a)	$3,534
636	TuSimple Holdings, Inc. - Class A (a)	1,221
215	Tutor Perini Corporation (a)	1,744
316	UFP Industries, Inc.	27,028
78	UniFirst Corporation/MA	15,298
39	Universal Logistics Holdings, Inc.	1,158
629	Upwork, Inc. (a)	7,133
52	V2X, Inc. (a)	2,411
240	Velo3D, Inc. (a)	761
78	Veritiv Corporation	11,812
101	Viad Corporation (a)	2,597
114	Vicor Corporation (a)	5,358
681	View, Inc. (a)	432
1,014	Virgin Galactic Holdings, Inc. (a)	5,820
52	VSE Corporation	2,985
264	Wabash National Corporation	7,234
153	Watts Water Technologies, Inc. - Class A	26,810
329	Werner Enterprises, Inc.	15,282
744	Wheels Up Experience, Inc. (a)	826
52	Willdan Group, Inc. (a)	939
235	Xos, Inc. (a)	180
642	Zurn Elkay Water Solutions Corporation	14,766
		2,123,487
	Information Technology — 12.0%
619	8x8, Inc. (a)	3,293
88	908 Devices, Inc. (a)	792
316	A10 Networks, Inc.	4,810
634	ACI Worldwide, Inc. (a)	16,389
232	ACM Research, Inc. - Class A (a)	2,408
541	Adeia, Inc.	5,334
260	ADTRAN Holdings, Inc.	4,537
207	Advanced Energy Industries, Inc.	19,268
597	Aeva Technologies, Inc. (a)	1,069
122	AEye, Inc. (a)	72
110	Agilysys, Inc. (a)	8,790
264	Akoustis Technologies, Inc. (a)	987
254	Alarm.com Holdings, Inc. (a)	12,911
146	Alkami Technology, Inc. (a)	2,243
114	Alpha & Omega Semiconductor, Ltd. (a)	3,045
253	Altair Engineering, Inc. - Class A (a)	16,207
181	Ambarella, Inc. (a)	17,070
170	American Software, Inc./GA - Class A	2,302
550	Amkor Technology, Inc.	14,168
253	Amplitude, Inc. - Class A (a)	3,340
102	Appfolio, Inc. - Class A (a)	13,470
209	Appian Corporation - Class A (a)	8,663
39	Applied Digital Corporation (a)	103
434	Arlo Technologies, Inc. (a)	1,649
28	Arteris, Inc. (a)	184
368	Asana, Inc. - Class A (a)	5,443
109	Atomera, Inc. (a)	723
600	AvePoint, Inc. (a)	3,000
57	Aviat Networks, Inc. (a)	2,025
198	Avid Technology, Inc. (a)	5,754
143	AvidXchange Holdings, Inc. (a)	1,423
178	Axcelis Technologies, Inc. (a)	22,880
210	AXT, Inc. (a)	918
161	Badger Meter, Inc.	19,581
242	Belden, Inc.	20,420
186	Benchmark Electronics, Inc.	4,425
257	BigCommerce Holdings, Inc. (a)	2,447
261	Blackbaud, Inc. (a)	14,535
297	Blackline, Inc. (a)	20,303
808	Blend Labs, Inc. - Class A (a)	1,277
782	Box, Inc. - Class A (a)	26,081
221	Brightcove, Inc. (a)	1,187
331	C3.ai, Inc. - Class A (a)	7,474
292	Calix, Inc. (a)	14,936
55	Cambium Networks Corporation (a)	1,104
323	Cantaloupe, Inc. (a)	1,860
171	Casa Systems, Inc. (a)	619
77	Cass Information Systems, Inc.	3,723
35	Cepton, Inc. (a)	36
202	Cerberus Cyber Sentinel Corporation (a)	115
209	Cerence, Inc. (a)	5,722
121	CEVA, Inc. (a)	3,819
160	Cipher Mining, Inc. (a)	243
193	Cleanspark, Inc. (a)	533
292	Clear Secure, Inc. - Class A	8,976
57	Clearfield, Inc. (a)	3,573
255	Cohu, Inc. (a)	9,486
981	CommScope Holding Company, Inc. (a)	7,102
253	CommVault Systems, Inc. (a)	14,897
42	CompoSecure, Inc. (a)	290
142	Comtech Telecommunications Corporation	2,271
897	Conduent, Inc. (a)	3,570

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Information Technology — 12.0% (Continued)
86	Consensus Cloud Solutions, Inc. (a)	$3,529
155	Corsair Gaming, Inc. (a)	2,713
55	Couchbase, Inc. (a)	894
133	Credo Technology Group Holding, Ltd. (a)	1,411
26	CS Disco, Inc. (a)	182
173	CSG Systems International, Inc.	9,723
168	CTS Corporation	7,276
395	Cvent Holding Corporation (a)	2,868
208	Cyxtera Technologies, Inc. (a)	466
396	Diebold Nixdorf, Inc. (a)	1,275
183	Digi International, Inc. (a)	6,107
66	Digimarc Corporation (a)	1,346
467	Digital Turbine, Inc. (a)	5,016
253	DigitalOcean Holdings, Inc. (a)	8,091
231	Diodes, Inc. (a)	21,180
147	Domo, Inc. - Class B (a)	2,259
355	Duck Creek Technologies, Inc. (a)	6,724
94	DZS, Inc. (a)	996
1,060	E2open Parent Holdings, Inc. (a)	6,572
247	Eastman Kodak Company (a)	855
146	Ebix, Inc.	2,537
580	Edgio, Inc. (a)	713
117	eGain Corporation (a)	914
121	Enfusion, Inc. - Class A (a)	1,297
81	EngageSmart, Inc. (a)	1,704
297	Envestnet, Inc. (a)	18,565
65	ePlus, Inc. (a)	3,521
196	Everbridge, Inc. (a)	6,405
92	EverCommerce, Inc. (a)	920
331	EVERTEC, Inc.	12,184
256	Evo Payments, Inc. - Class A (a)	8,666
393	Evolv Technologies Holdings, Inc. (a)	1,081
177	ExlService Holdings, Inc. (a)	29,117
689	Extreme Networks, Inc. (a)	12,898
203	Fabrinet (a)	24,740
99	FARO Technologies, Inc. (a)	2,693
495	Fastly, Inc. - Class A (a)	6,876
331	Flywire Corporation (a)	8,186
80	Focus Universal, Inc. (a)	404
132	ForgeRock, Inc. - Class A (a)	2,698
418	FormFactor, Inc. (a)	12,582
63	Greenidge Generation Holdings, Inc. (a)	32
254	Grid Dynamics Holdings, Inc. (a)	2,959
132	Hackett Group, Inc.	2,460
494	Harmonic, Inc. (a)	6,516
117	I3 Verticals, Inc. - Class A (a)	2,879
32	IBEX Holdings, Ltd. (a)	894
155	Ichor Holdings, Ltd. (a)	5,107
119	Identiv, Inc. (a)	835
88	Impinj, Inc. (a)	11,671
471	indie Semiconductor, Inc. - Class A (a)	4,927
1,012	Infinera Corporation (a)	7,155
176	Information Services Group, Inc.	928
474	Inseego Corporation (a)	424
176	Insight Enterprises, Inc. (a)	23,570
66	Instructure Holdings, Inc. (a)	1,701
55	Intapp, Inc. (a)	2,177
167	InterDigital, Inc.	12,189
179	International Money Express, Inc. (a)	4,573
552	IonQ, Inc. (a)	2,616
278	IronNet, Inc. (a)	132
253	Itron, Inc. (a)	14,110
149	Kaleyra, Inc. (a)	127
133	Kimball Electronics, Inc. (a)	3,326
483	Knowles Corporation (a)	8,201
333	Kulicke & Soffa Industries, Inc.	17,749
331	Latch, Inc. (a)	261
474	Lightwave Logic, Inc. (a)	2,797
329	LivePerson, Inc. (a)	3,329
329	LiveRamp Holdings, Inc. (a)	7,774
118	LiveVox Holdings, Inc. (a)	269
241	MACOM Technology Solutions Holdings, Inc. (a)	16,518
518	Marathon Digital Holdings, Inc. (a)	3,678
2,096	Marqeta, Inc. - Class A (a)	12,157
976	Matterport, Inc. (a)	2,977
329	Maximus, Inc.	27,004
352	MaxLinear, Inc. (a)	12,042
65	MeridianLink, Inc. (a)	1,024
215	Methode Electronics, Inc.	10,477
39	MicroStrategy, Inc. - Class A (a)	10,229
818	MicroVision, Inc. (a)	2,094
621	Mirion Technologies, Inc. (a)	5,639
228	Mitek Systems, Inc. (a)	2,120
176	Model N, Inc. (a)	5,843
616	Momentive Global, Inc. (a)	4,250
440	MoneyGram International, Inc. (a)	4,774

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Information Technology — 12.0% (Continued)
328	N-able, Inc. (a)	$3,884
153	Napco Security Technologies, Inc. (a)	4,835
153	NETGEAR, Inc. (a)	2,769
352	NetScout Systems, Inc. (a)	10,011
242	NextNav, Inc. (a)	668
228	nLight, Inc. (a)	2,576
176	Novanta, Inc. (a)	27,616
434	Olo, Inc. - Class A (a)	3,442
127	ON24, Inc. (a)	1,224
167	Ondas Holdings, Inc. (a)	314
189	OneSpan, Inc. (a)	2,555
254	Onto Innovation, Inc. (a)	20,947
88	OSI Systems, Inc. (a)	8,144
1,164	Ouster, Inc. (a)	1,397
391	PagerDuty, Inc. (a)	11,675
127	PAR Technology Corporation (a)	4,337
982	Payoneer Global, Inc. (a)	5,696
138	Paysafe Ltd. (a)	2,752
60	PC Connection, Inc.	2,628
153	PDF Solutions, Inc. (a)	5,728
153	Perficient, Inc. (a)	10,832
88	PFSweb, Inc.	567
241	Photronics, Inc. (a)	4,246
153	Plexus Corporation (a)	14,671
417	Porch Group, Inc. (a)	1,043
316	Power Integrations, Inc.	25,992
303	PowerSchool Holdings, Inc. - Class A (a)	6,954
52	Priority Technology Holdings, Inc. (a)	204
228	Progress Software Corporation	13,096
202	PROS Holdings, Inc. (a)	5,270
277	Q2 Holdings, Inc. (a)	8,942
166	Qualys, Inc. (a)	19,613
290	Rackspace Technology, Inc. (a)	682
541	Rambus, Inc. (a)	23,928
290	Rapid7, Inc. (a)	13,717
65	Remitly Global, Inc. (a)	951
430	Repay Holdings Corporation (a)	3,646
352	Ribbon Communications, Inc. (a)	1,570
128	Rigetti Computing, Inc. (a)	96
241	Rimini Street, Inc. (a)	1,031
505	Riot Platforms, Inc. (a)	3,156
101	Rogers Corporation (a)	14,867
1,529	Sabre Corporation (a)	7,737
342	Sanmina Corporation (a)	20,677
166	Sapiens International Corporation NV	3,423
127	ScanSource, Inc. (a)	3,960
52	SecureWorks Corporation - Class A (a)	394
329	Semtech Corporation (a)	10,137
39	ShotSpotter, Inc. (a)	1,330
202	Silicon Laboratories, Inc. (a)	36,064
78	SiTime Corporation (a)	9,684
39	SkyWater Technology, Inc. (a)	512
176	SMART Global Holdings, Inc. (a)	2,939
550	SmartRent, Inc. (a)	1,425
235	SolarWinds Corporation (a)	2,002
228	Sprout Social, Inc. - Class A (a)	13,903
189	SPS Commerce, Inc. (a)	28,472
144	Squarespace, Inc. - Class A (a)	3,371
1,309	StoneCo, Ltd. - Class A (a)	11,140
440	Sumo Logic, Inc. (a)	5,223
228	Super Micro Computer, Inc. (a)	22,337
202	Synaptics, Inc. (a)	23,757
215	Telos Corporation (a)	832
479	Tenable Holdings, Inc. (a)	21,186
90	Terawulf, Inc. (a)	58
99	Transphorm, Inc. (a)	374
88	TTEC Holdings, Inc.	3,543
554	TTM Technologies, Inc. (a)	7,363
52	Tucows, Inc. - Class A (a)	1,202
83	Turtle Beach Corporation (a)	671
228	Ultra Clean Holdings, Inc. (a)	7,264
342	Unisys Corporation (a)	1,703
153	Upland Software, Inc. (a)	886
541	Varonis Systems, Inc. (a)	14,650
264	Veeco Instruments, Inc. (a)	5,615
329	Verint Systems, Inc. (a)	12,298
140	Veritone, Inc. (a)	993
805	Verra Mobility Corporation (a)	13,870
67	Viant Technology, Inc. - Class A (a)	263
1,271	Viavi Solutions, Inc. (a)	13,905
704	Vishay Intertechnology, Inc.	14,946
65	Vishay Precision Group, Inc. (a)	2,834
26	Weave Communications, Inc. (a)	134
329	WM Technology, Inc. (a)	364
215	Workiva, Inc. (a)	19,178
589	Xerox Holdings Corporation	9,713
216	Xperi, Inc. (a)	2,525
593	Yext, Inc. (a)	4,353

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Information Technology — 12.0% (Continued)
146	Zeta Global Holdings Corporation - Class A (a)	$1,549
580	Zuora, Inc. - Class A (a)	4,913
		1,600,517
	Materials — 4.5%
156	5E Advanced Materials, Inc. (a)	1,055
148	AdvanSix, Inc.	6,090
99	Alpha Metallurgical Resources, Inc.	16,606
160	American Vanguard Corporation	3,339
946	Amyris, Inc. (a)	1,183
583	Arconic Corporation (a)	15,415
115	Aspen Aerogels, Inc. (a)	1,248
688	ATI, Inc. (a)	27,967
498	Avient Corporation	21,728
178	Balchem Corporation	23,140
311	Cabot Corporation	24,735
270	Carpenter Technology Corporation	13,049
260	Century Aluminum Company (a)	3,138
42	Chase Corporation	4,113
103	Clearwater Paper Corporation (a)	3,975
1,361	Coeur Mining, Inc. (a)	4,246
683	Commercial Metals Company	35,345
191	Compass Minerals International, Inc.	7,359
672	Constellium SE (a)	10,745
94	Cryptyde, Inc. (a)	16
236	Dakota Gold Corporation (a)	663
506	Danimer Scientific, Inc. (a)	1,305
410	Diversey Holdings, Ltd. (a)	2,423
284	Ecovyst, Inc. (a)	2,851
145	FutureFuel Corporation	1,269
242	Glatfelter Corporation	929
145	Greif, Inc. - Class A	10,302
34	Greif, Inc. - Class B	2,798
105	Hawkins, Inc.	4,270
67	Haynes International, Inc.	3,666
285	HB Fuller Company	19,882
2,816	Hecla Mining Company	14,502
852	Hycroft Mining Holding Corporation (a)	331
215	Ingevity Corporation (a)	17,750
140	Innospec, Inc.	15,324
55	Intrepid Potash, Inc. (a)	1,742
82	Ivanhoe Electric, Inc. (a)	1,232
86	Kaiser Aluminum Corporation	6,822
111	Koppers Holdings, Inc.	3,984
122	Kronos Worldwide, Inc.	1,377
880	Livent Corporation (a)	20,636
170	LSB Industries, Inc. (a)	2,310
101	Materion Corporation	11,280
285	Mativ Holdings, Inc.	7,384
176	Minerals Technologies, Inc.	10,692
189	Myers Industries, Inc.	4,884
1,271	Novagold Resources, Inc. (a)	7,105
870	O-I Glass, Inc. (a)	19,331
39	Olympic Steel, Inc.	2,048
501	Origin Materials, Inc. (a)	2,405
316	Orion Engineered Carbons SA	8,058
241	Pactiv Evergreen, Inc.	2,605
633	Perimeter Solutions SA (a)	5,418
88	Piedmont Lithium, Inc. (a)	5,711
166	PolyMet Mining Corporation (a)	415
264	PureCycle Technologies, Inc. (a)	1,684
78	Quaker Chemical Corporation	15,271
122	Ramaco Resources, Inc.	1,214
202	Ranpak Holdings Corporation (a)	1,273
303	Rayonier Advanced Materials, Inc. (a)	2,485
174	Resolute Forest Products, Inc. (a)	3,814
88	Ryerson Holding Corporation	3,162
140	Schnitzer Steel Industries, Inc. - Class A	4,577
228	Sensient Technologies Corporation	17,189
114	Stepan Company	11,866
639	Summit Materials, Inc. - Class A (a)	18,876
430	SunCoke Energy, Inc.	4,089
187	Sylvamo Corporation	9,225
241	TimkenSteel Corporation (a)	4,408
140	Tredegar Corporation	1,627
228	TriMas Corporation	6,838
202	Trinseo plc	4,682
593	Tronox Holdings plc	9,251
52	United States Lime & Minerals, Inc.	8,388
127	Valhi, Inc.	3,009
269	Warrior Met Coal, Inc.	10,295
176	Worthington Industries, Inc.	10,637
		602,056

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Real Estate — 5.7%
462	Acadia Realty Trust	$6,731
374	Agree Realty Corporation	26,472
391	Alexander & Baldwin, Inc.	7,300
11	Alexander’s, Inc.	2,408
273	American Assets Trust, Inc.	6,888
9	American Realty Investors, Inc. (a)	213
606	Anywhere Real Estate, Inc. (a)	3,509
821	Apartment Investment and Management Company - Class A	6,158
1,134	Apple Hospitality REIT, Inc.	18,722
321	Armada Hoffler Properties, Inc.	4,115
86	Ashford Hospitality Trust, Inc. (a)	426
18	Bluerock Homes Trust, Inc. (a)	387
295	Braemar Hotels & Resorts, Inc.	1,375
933	Brandywine Realty Trust	5,495
869	Broadstone Net Lease, Inc.	15,425
55	BRT Apartments Corporation	1,164
532	CareTrust REIT, Inc.	10,464
132	CBL & Associates Properties, Inc.	3,373
77	Centerspace	4,821
255	Chatham Lodging Trust	3,114
230	City Office REIT, Inc.	1,946
66	Clipper Realty, Inc.	439
132	Community Healthcare Trust, Inc.	5,114
1,211	Compass, Inc. - Class A (a)	4,372
606	Corporate Office Properties Trust	15,411
92	CTO Realty Growth, Inc.	1,617
749	Cushman & Wakefield plc (a)	9,692
1,082	DiamondRock Hospitality Company	9,435
658	DigitalBridge Group, Inc.	8,074
1,265	Diversified Healthcare Trust	1,240
649	Doma Holdings, Inc. (a)	370
391	Douglas Elliman, Inc.	1,650
480	Easterly Government Properties, Inc.	7,248
453	Elme Communities	8,430
790	Empire State Realty Trust, Inc. - Class A	5,759
643	Equity Commonwealth	13,651
658	Essential Properties Realty Trust, Inc.	16,950
342	eXp World Holdings, Inc.	4,131
156	Farmland Partners, Inc.	1,672
95	Forestar Group, Inc. (a)	1,356
421	Four Corners Property Trust, Inc.	11,430
538	Franklin Street Properties Corporation	1,302
39	FRP Holdings, Inc. (a)	2,131
220	Getty Realty Corporation	7,553
203	Gladstone Commercial Corporation	2,777
166	Gladstone Land Corporation	2,922
323	Global Medical REIT, Inc.	3,249
573	Global Net Lease, Inc.	8,091
166	Hersha Hospitality Trust - Class A	1,388
611	Independence Realty Trust, Inc.	11,053
31	Indus Realty Trust, Inc.	2,062
352	Industrial Logistics Properties Trust	1,443
131	Innovative Industrial Properties, Inc.	11,582
339	InvenTrust Properties Corporation	8,200
352	iStar, Inc.	2,710
638	Kennedy-Wilson Holdings, Inc.	10,660
1,160	Kite Realty Group Trust	25,195
202	LTC Properties, Inc.	7,236
1,496	LXP Industrial Trust	15,603
1,209	Macerich Company	14,448
127	Marcus & Millichap, Inc.	4,365
228	National Health Investors, Inc.	12,540
626	Necessity Retail REIT, Inc.	4,294
215	NETSTREIT Corporation	4,341
782	Newmark Group, Inc. - Class A	6,272
114	NexPoint Residential Trust, Inc.	5,521
312	Offerpad Solutions, Inc. (a)	177
254	Office Properties Income Trust	4,176
78	One Liberty Properties, Inc.	1,767
303	Orion Office REIT, Inc.	2,594
769	Outfront Media, Inc.	13,419
981	Paramount Group, Inc.	5,170
681	Pebblebrook Hotel Trust	9,718
101	Phillips Edison & Company, Inc.	3,443
1,210	Physicians Realty Trust	17,944
655	Piedmont Office Realty Trust, Inc. - Class A	5,993
166	Plymouth Industrial REIT, Inc.	3,591
65	Postal Realty Trust, Inc. - Class A	951
402	PotlatchDeltic Corporation	18,556

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.6% (Continued)
	Real Estate — 5.7% (Continued)
88	RE/MAX Holdings, Inc. - Class A	$1,627
541	Redfin Corporation (a)	4,009
629	Retail Opportunity Investments Corporation	8,951
857	RLJ Lodging Trust	9,718
78	RMR Group, Inc. - Class A	2,195
453	RPT Realty	4,856
264	Ryman Hospitality Properties, Inc.	24,491
1,209	Sabra Health Care REIT, Inc.	14,399
127	Safehold, Inc.	3,795
66	Saul Centers, Inc.	2,595
906	Service Properties Trust	9,948
968	SITE Centers Corporation	12,942
178	St Joe Company	7,624
958	STAG Industrial, Inc.	32,228
33	Stratus Properties, Inc.	703
543	Summit Hotel Properties, Inc.	4,018
1,144	Sunstone Hotel Investors, Inc.	12,092
567	Tanger Factory Outlet Centers, Inc.	10,711
101	Tejon Ranch Company (a)	1,940
391	Terreno Realty Corporation	24,324
8	Transcontinental Realty Investors, Inc. (a)	349
228	UMH Properties, Inc.	3,878
1,069	Uniti Group, Inc.	5,869
65	Universal Health Realty Income Trust	3,446
616	Urban Edge Properties	9,486
153	Urstadt Biddle Properties, Inc. - Class A	2,647
453	Veris Residential, Inc. (a)	7,311
241	Whitestone REIT	2,277
606	Xenia Hotels & Resorts, Inc.	8,508
		759,921
	Utilities — 3.0%
286	ALLETE, Inc.	17,500
194	Altus Power, Inc. (a)	1,313
205	American States Water Company	18,306
44	Artesian Resources Corporation - Class A	2,479
396	Avista Corporation	16,284
352	Black Hills Corporation	21,616
513	Brookfield Infrastructure Corporation - Class A	22,167
286	California Water Service Group	16,370
95	Chesapeake Utilities Corporation	12,169
194	Clearway Energy, Inc. - Class A	5,764
453	Clearway Energy, Inc. - Class C	14,229
71	Global Water Resources, Inc.	937
189	MGE Energy, Inc.	13,377
88	Middlesex Water Company	6,732
301	Montauk Renewables, Inc. (a)	2,968
518	New Jersey Resources Corporation	26,433
153	Northwest Natural Holding Company	7,396
277	NorthWestern Corporation	16,005
277	ONE Gas, Inc.	22,204
241	Ormat Technologies, Inc.	20,370
215	Otter Tail Corporation	15,241
466	PNM Resources, Inc.	22,834
479	Portland General Electric Company	22,897
101	Pure Cycle Corporation (a)	892
140	SJW Group	10,702
329	Southwest Gas Holdings, Inc.	20,730
277	Spire, Inc.	19,501
466	Sunnova Energy International, Inc. (a)	8,285
78	Unitil Corporation	4,237
65	Via Renewables, Inc.	381
65	York Water Company	2,825
		393,144
	TOTAL COMMON STOCKS (Cost $14,089,347)	12,562,726

	CONTINGENT VALUE RIGHTS — 0.0%
	Health Care — 0.0%
84	CinCor Pharma, Inc. Contingent Value Right (a)(b)(c)	0
29	OmniAb, Inc. - $12.50 VWAP Vesting Shares (a)(b)(c)	0
29	OmniAb, Inc. - $15.00 VWAP Vesting Shares (a)(b)(c)	0
580	Radius Health, Inc. Contingent Value Right (a)(b)(c)	0
		0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS (d) — 1.2%
65	Russell 2000 Index Put, Expiration: 03/17/2023, Exercise Price: $1,865.00	$12,330,435	$157,300
	TOTAL PURCHASED OPTIONS (Cost $134,107)		157,300
Shares
	SHORT-TERM INVESTMENTS — 4.5%
	Money Market Funds — 4.5%
602,034	Invesco Government & Agency Portfolio - Institutional Class, 4.51% (e)		602,034
1	Northern Funds U.S. Government Money Market Fund, 3.64% (e)		1
	TOTAL SHORT-TERM INVESTMENTS (Cost $602,035)		602,035

	Total Investments (Cost $14,825,489) — 100.3%		13,322,061
	Liabilities in Excess of Other Assets — (0.3)%		(34,890)
	NET ASSETS — 100.0%		$13,287,171

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(d)	Exchange traded.
(e)	Rate shown is the annualized seven-day yield as of February 28, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Schedules of Written Options

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS (a) — (0.3)%
(65)	Russell 2000 Index Call, Expiration: 03/17/2023, Exercise Price: $1,980.00	$(12,330,435)	$(45,500)
	TOTAL WRITTEN OPTIONS (Premiums Received $200,214)		$(45,500)

Percentages are stated as a percent of net assets.

(a)	Exchange traded.

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF

Shares	Security Description	Value
	COMMON STOCKS — 95.8%
	Communication Services — 7.2%
401	Activision Blizzard, Inc.	$30,576
3,393	Alphabet, Inc. - Class A (a)	305,575
3,003	Alphabet, Inc. - Class C (a)	271,171
4,096	AT&T, Inc.	77,455
77	Charter Communications, Inc. - Class A (a)	28,306
2,497	Comcast Corporation - Class A	92,814
153	DISH Network Corporation - Class A (a)	1,746
153	Electronic Arts, Inc.	16,974
172	Fox Corporation - Class A	6,023
80	Fox Corporation - Class B	2,580
220	Interpublic Group of Companies, Inc.	7,819
86	Live Nation Entertainment, Inc. (a)	6,197
544	Lumen Technologies, Inc. (a)	1,850
165	Match Group, Inc. (a)	6,834
1,181	Meta Platforms, Inc. - Class A (a)	206,604
268	Netflix, Inc. (a)	86,331
219	News Corporation - Class A	3,756
70	News Corporation - Class B	1,208
116	Omnicom Group, Inc.	10,506
320	Paramount Global - Class B	6,854
93	Take-Two Interactive Software, Inc. (a)	10,188
330	T-Mobile US, Inc. (a)	46,919
2,358	Verizon Communications, Inc.	91,514
1,063	Walt Disney Company (a)	105,885
1,393	Warner Bros. Discovery, Inc. (a)	21,759
		1,447,444
	Consumer Discretionary — 10.4%
40	Advance Auto Parts, Inc.	5,798
5,055	Amazon.com, Inc. (a)	476,333
153	Aptiv plc (a)	17,790
16	AutoZone, Inc. (a)	39,785
134	Bath & Body Works, Inc.	5,477
115	Best Buy Company, Inc.	9,558
25	Booking Holdings, Inc. (a)	63,100
134	BorgWarner, Inc.	6,738
131	Caesars Entertainment, Inc. (a)	6,650
97	CarMax, Inc. (a)	6,697
592	Carnival Corporation (a)	6,287
20	Chipotle Mexican Grill, Inc. (a)	29,822
172	D.R. Horton, Inc.	15,906
75	Darden Restaurants, Inc.	10,724
125	Dollar General Corporation	27,038
117	Dollar Tree, Inc. (a)	16,998
20	Domino’s Pizza, Inc.	5,880
322	eBay, Inc.	14,780
77	Etsy, Inc. (a)	9,349
96	Expedia Group, Inc. (a)	10,461
2,387	Ford Motor Company	28,811
94	Garmin, Ltd.	9,224
827	General Motors Company	32,038
81	Genuine Parts Company	14,326
78	Hasbro, Inc.	4,291
160	Hilton Worldwide Holdings, Inc.	23,122
573	Home Depot, Inc.	169,917
186	Las Vegas Sands Corporation (a)	10,689
136	Lennar Corporation - Class A	13,157
146	LKQ Corporation	8,364
344	Lowe’s Companies, Inc.	70,778
159	Marriott International, Inc. - Class A	26,909
420	McDonald’s Corporation	110,842
185	MGM Resorts International	7,957
36	Mohawk Industries, Inc. (a)	3,703
217	Newell Brands, Inc.	3,188
735	NIKE, Inc. - Class B	87,310
250	Norwegian Cruise Line Holdings, Ltd. (a)	3,705
2	NVR, Inc. (a)	10,347
40	O’Reilly Automotive, Inc. (a)	33,204
24	Pool Corporation	8,565
124	PulteGroup, Inc.	6,779
26	Ralph Lauren Corporation	3,073
197	Ross Stores, Inc.	21,776
134	Royal Caribbean Cruises, Ltd. (a)	9,466
657	Starbucks Corporation	67,073
137	Tapestry, Inc.	5,961
263	Target Corporation	44,315
1,637	Tesla, Inc. (a)	336,747
648	TJX Companies, Inc.	49,637
64	Tractor Supply Company	14,929
34	Ulta Beauty, Inc. (a)	17,639
195	V.F. Corporation	4,840
37	Whirlpool Corporation	5,105
58	Wynn Resorts, Ltd. (a)	6,285
157	Yum! Brands, Inc.	19,964
		2,079,207
	Consumer Staples — 6.3%
994	Altria Group, Inc.	46,151
305	Archer-Daniels-Midland Company	24,278

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Consumer Staples — 6.3% (Continued)
109	Brown-Forman Corporation - Class B	$7,071
115	Campbell Soup Company	6,040
137	Church & Dwight Company, Inc.	11,478
76	Clorox Company	11,813
2,174	Coca-Cola Company	129,375
465	Colgate-Palmolive Company	34,085
267	Conagra Brands, Inc.	9,721
96	Constellation Brands, Inc. - Class A	21,475
260	Costco Wholesale Corporation	125,887
135	Estee Lauder Companies, Inc. - Class A	32,812
328	General Mills, Inc.	26,080
84	Hershey Company	20,019
168	Hormel Foods Corporation	7,456
60	J.M. Smucker Company	8,873
151	Kellogg Company	9,957
497	Keurig Dr Pepper, Inc.	17,171
192	Kimberly-Clark Corporation	24,010
442	Kraft Heinz Company	17,211
382	Kroger Company	16,479
80	Lamb Weston Holdings, Inc.	8,051
145	McCormick & Company, Inc.	10,776
112	Molson Coors Beverage Company - Class B	5,957
766	Mondelez International, Inc. - Class A	49,929
211	Monster Beverage Corporation (a)	21,471
776	PepsiCo, Inc.	134,660
871	Philip Morris International, Inc.	84,749
1,321	Procter & Gamble Company	181,716
299	Sysco Corporation	22,296
171	Tyson Foods, Inc. - Class A	10,130
420	Walgreens Boots Alliance, Inc.	14,923
800	Walmart, Inc.	113,704
		1,265,804
	Energy — 4.4%
180	APA Corporation	6,908
546	Baker Hughes Company	16,708
980	Chevron Corporation	157,555
694	ConocoPhillips	71,725
439	Coterra Energy, Inc.	10,962
366	Devon Energy Corporation	19,735
98	Diamondback Energy, Inc.	13,777
324	EOG Resources, Inc.	36,618
205	EQT Corporation	6,802
2,284	Exxon Mobil Corporation	251,033
478	Halliburton Company	17,318
155	Hess Corporation	20,879
1,101	Kinder Morgan, Inc.	18,783
350	Marathon Oil Corporation	8,803
266	Marathon Petroleum Corporation	32,878
416	Occidental Petroleum Corporation	24,361
254	ONEOK, Inc.	16,624
267	Phillips 66	27,384
134	Pioneer Natural Resources Company	26,855
780	Schlumberger, Ltd.	41,503
130	Targa Resources Corporation	9,633
217	Valero Energy Corporation	28,585
688	Williams Companies, Inc.	20,709
		886,138
	Financials — 11.3%
324	Aflac, Inc.	22,081
147	Allstate Corporation	18,931
359	American Express Company	62,462
420	American International Group, Inc.	25,666
63	Ameriprise Financial, Inc.	21,601
119	Aon plc - Class A	36,182
204	Arch Capital Group, Ltd. (a)	14,280
123	Arthur J. Gallagher & Company	23,044
36	Assurant, Inc.	4,586
3,973	Bank of America Corporation	136,274
417	Bank of New York Mellon Corporation	21,217
1,027	Berkshire Hathaway, Inc. - Class B (a)	313,420
88	BlackRock, Inc.	60,670
136	Brown & Brown, Inc.	7,626
229	Capital One Financial Corporation	24,979
60	Cboe Global Markets, Inc.	7,570
866	Charles Schwab Corporation	67,479
237	Chubb, Ltd.	50,012
96	Cincinnati Financial Corporation	11,587
1,105	Citigroup, Inc.	56,012
288	Citizens Financial Group, Inc.	12,027
210	CME Group, Inc.	38,926
77	Comerica, Inc.	5,398
167	Discover Financial Services	18,704
24	Everest Re Group, Ltd.	9,215

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Financials — 11.3% (Continued)
23	FactSet Research Systems, Inc.	$9,535
400	Fifth Third Bancorp	14,520
101	First Republic Bank/CA	12,424
169	Franklin Resources, Inc.	4,980
56	Globe Life, Inc.	6,815
197	Goldman Sachs Group, Inc.	69,275
180	Hartford Financial Services Group, Inc.	14,090
859	Huntington Bancshares, Inc.	13,160
325	Intercontinental Exchange, Inc.	33,085
261	Invesco, Ltd.	4,609
1,675	JPMorgan Chase & Company	240,111
548	KeyCorporation	10,023
96	Lincoln National Corporation	3,045
116	Loews Corporation	7,086
105	M&T Bank Corporation	16,305
22	MarketAxess Holdings, Inc.	7,512
286	Marsh & McLennan Companies, Inc.	46,372
377	MetLife, Inc.	27,042
96	Moody’s Corporation	27,854
762	Morgan Stanley	73,534
50	MSCI, Inc.	26,108
200	Nasdaq, Inc.	11,212
120	Northern Trust Corporation	11,432
235	PNC Financial Services Group, Inc.	37,111
134	Principal Financial Group, Inc.	12,001
331	Progressive Corporation	47,505
214	Prudential Financial, Inc.	21,400
115	Raymond James Financial, Inc.	12,473
562	Regions Financial Corporation	13,106
192	S&P Global, Inc.	65,510
39	Signature Bank	4,487
211	State Street Corporation	18,711
40	SVB Financial Group (a)	11,524
267	Synchrony Financial	9,535
136	T Rowe Price Group, Inc.	15,270
134	Travelers Companies, Inc.	24,806
780	Truist Financial Corporation	36,621
768	U.S. Bancorp	36,657
117	W.R. Berkley Corporation	7,744
2,180	Wells Fargo & Company	101,959
63	Willis Towers Watson plc	14,765
90	Zions Bancorporation	4,556
		2,255,819
	Health Care — 13.7%
980	Abbott Laboratories	99,687
991	AbbVie, Inc.	152,515
172	Agilent Technologies, Inc.	24,419
40	Align Technology, Inc. (a)	12,380
96	AmerisourceBergen Corporation	14,934
306	Amgen, Inc.	70,888
295	Baxter International, Inc.	11,785
162	Becton Dickinson and Company	37,997
83	Biogen, Inc. (a)	22,398
18	Bio-Rad Laboratories, Inc. - Class A (a)	8,601
91	Bio-Techne Corporation	6,610
809	Boston Scientific Corporation (a)	37,796
1,252	Bristol-Myers Squibb Company	86,338
150	Cardinal Health, Inc.	11,357
104	Catalent, Inc. (a)	7,095
336	Centene Corporation (a)	22,982
29	Charles River Laboratories International, Inc. (a)	6,361
174	Cigna Corporation	50,825
30	Cooper Companies, Inc.	9,809
783	CVS Health Corporation	65,412
379	Danaher Corporation	93,814
37	DaVita, Inc. (a)	3,044
120	DENTSPLY SIRONA, Inc.	4,568
219	DexCom, Inc. (a)	24,311
352	Edwards Lifesciences Corporation (a)	28,315
142	Elevance Health, Inc.	66,693
443	Eli Lilly & Company	137,870
217	GE HealthCare Technologies, Inc. (a)	16,492
706	Gilead Sciences, Inc.	56,854
120	HCA Healthcare, Inc.	29,214
77	Henry Schein, Inc. (a)	6,030
141	Hologic, Inc. (a)	11,229
78	Humana, Inc.	38,612
51	IDEXX Laboratories, Inc. (a)	24,135
96	Illumina, Inc. (a)	19,123
105	Incyte Corporation (a)	8,083
206	Intuitive Surgical, Inc. (a)	47,254
111	IQVIA Holdings, Inc. (a)	23,140
1,448	Johnson & Johnson	221,920
54	Laboratory Corporation of America Holdings	12,925
81	McKesson Corporation	28,335
763	Medtronic plc	63,176

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Health Care — 13.7% (Continued)
1,392	Merck & Company, Inc.	$147,886
19	Mettler-Toledo International, Inc. (a)	27,240
157	Moderna, Inc. (a)	21,793
39	Molina Healthcare, Inc. (a)	10,738
142	Organon & Company	3,478
77	PerkinElmer, Inc.	9,592
3,089	Pfizer, Inc.	125,321
65	Quest Diagnostics, Inc.	8,993
61	Regeneron Pharmaceuticals, Inc. (a)	46,386
89	ResMed, Inc.	18,957
59	STERIS plc	11,094
194	Stryker Corporation	50,999
29	Teleflex, Inc.	6,909
230	Thermo Fisher Scientific, Inc.	124,606
537	UnitedHealth Group, Inc.	255,579
39	Universal Health Services, Inc. - Class B	5,209
150	Vertex Pharmaceuticals, Inc. (a)	43,544
681	Viatris, Inc.	7,763
39	Waters Corporation (a)	12,125
45	West Pharmaceutical Services, Inc.	14,266
117	Zimmer Biomet Holdings, Inc.	14,493
271	Zoetis, Inc.	45,257
		2,737,554
	Industrials — 8.2%
322	3M Company	34,692
77	A.O. Smith Corporation	5,054
78	Alaska Air Group, Inc. (a)	3,731
57	Allegion plc	6,424
401	American Airlines Group, Inc. (a)	6,408
135	AMETEK, Inc.	19,111
314	Boeing Company (a)	63,287
70	C.H. Robinson Worldwide, Inc.	6,997
478	Carrier Global Corporation	21,524
286	Caterpillar, Inc.	68,512
54	Cintas Corporation	23,677
253	Copart, Inc. (a)	17,826
238	CoStar Group, Inc. (a)	16,818
1,180	CSX Corporation	35,978
81	Cummins, Inc.	19,689
154	Deere & Company	64,564
375	Delta Air Lines, Inc. (a)	14,377
84	Dover Corporation	12,592
229	Eaton Corporation plc	40,059
331	Emerson Electric Company	27,377
75	Equifax, Inc.	15,190
96	Expeditors International of Washington, Inc.	10,038
343	Fastenal Company	17,685
137	FedEx Corporation	27,841
209	Fortive Corporation	13,932
40	Generac Holdings, Inc. (a)	4,800
130	General Dynamics Corporation	29,628
649	General Electric Company	54,977
382	Honeywell International, Inc.	73,145
211	Howmet Aerospace, Inc.	8,900
24	Huntington Ingalls Industries, Inc.	5,165
46	IDEX Corporation	10,349
162	Illinois Tool Works, Inc.	37,773
233	Ingersoll Rand, Inc.	13,530
77	Jacobs Solutions, Inc.	9,202
51	JB Hunt Transport Services, Inc.	9,220
395	Johnson Controls International plc	24,774
112	L3Harris Technologies, Inc.	23,653
78	Leidos Holdings, Inc.	7,571
135	Lockheed Martin Corporation	64,025
134	Masco Corporation	7,026
35	Nordson Corporation	7,687
134	Norfolk Southern Corporation	30,126
82	Northrop Grumman Corporation	38,057
56	Old Dominion Freight Line, Inc.	18,999
238	Otis Worldwide Corporation	20,140
305	PACCAR, Inc.	22,021
77	Parker-Hannifin Corporation	27,092
96	Pentair plc	5,370
85	Quanta Services, Inc.	13,719
820	Raytheon Technologies Corporation	80,433
118	Republic Services, Inc.	15,214
62	Robert Half International, Inc.	4,998
70	Rockwell Automation, Inc.	20,645
135	Rollins, Inc.	4,752
36	Snap-on, Inc.	8,952
344	Southwest Airlines Company	11,551
89	Stanley Black & Decker, Inc.	7,619
120	Textron, Inc.	8,704
135	Trane Technologies plc	24,971
34	TransDigm Group, Inc.	25,292
349	Union Pacific Corporation	72,341
210	United Airlines Holdings, Inc. (a)	10,912
412	United Parcel Service, Inc. - Class B	75,186

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Industrials — 8.2% (Continued)
40	United Rentals, Inc.	$18,741
95	Verisk Analytics, Inc.	16,255
30	W.W. Grainger, Inc.	20,053
211	Waste Management, Inc.	31,600
108	Westinghouse Air Brake Technologies Corporation	11,268
105	Xylem, Inc.	10,778
		1,640,597
	Information Technology — 26.3% (b)
382	Accenture plc - Class A	101,440
257	Adobe, Inc. (a)	83,255
956	Advanced Micro Devices, Inc. (a)	75,122
96	Akamai Technologies, Inc. (a)	6,970
342	Amphenol Corporation - Class A	26,511
294	Analog Devices, Inc.	53,940
53	ANSYS, Inc. (a)	16,091
8,809	Apple, Inc.	1,298,535
497	Applied Materials, Inc.	57,727
147	Arista Networks, Inc. (a)	20,389
127	Autodesk, Inc. (a)	25,234
249	Automatic Data Processing, Inc.	54,735
228	Broadcom, Inc.	135,498
77	Broadridge Financial Solutions, Inc.	10,840
154	Cadence Design Systems, Inc. (a)	29,713
79	CDW Corporation	15,991
94	Ceridian HCM Holding, Inc. (a)	6,855
2,324	Cisco Systems, Inc.	112,528
305	Cognizant Technology Solutions Corporation - Class A	19,102
439	Corning, Inc.	14,904
134	DXC Technology Company (a)	3,717
80	Enphase Energy, Inc. (a)	16,842
39	EPAM Systems, Inc. (a)	11,998
39	F5, Inc. (a)	5,576
338	Fidelity National Information Services, Inc.	21,419
58	First Solar, Inc. (a)	9,810
364	Fiserv, Inc. (a)	41,893
44	FleetCor Technologies, Inc. (a)	9,451
369	Fortinet, Inc. (a)	21,933
48	Gartner, Inc. (a)	15,735
344	Gen Digital, Inc.	6,711
158	Global Payments, Inc.	17,728
743	Hewlett Packard Enterprise Company	11,598
533	HP, Inc.	15,734
2,440	Intel Corporation	60,829
533	International Business Machines Corporation	68,917
171	Intuit, Inc.	69,628
42	Jack Henry & Associates, Inc.	6,898
191	Juniper Networks, Inc.	5,879
106	Keysight Technologies, Inc. (a)	16,956
83	KLA Corporation	31,489
80	Lam Research Corporation	38,881
483	Mastercard, Inc. - Class A	171,605
325	Microchip Technology, Inc.	26,335
637	Micron Technology, Inc.	36,831
4,210	Microsoft Corporation	1,050,059
29	Monolithic Power Systems, Inc.	14,044
100	Motorola Solutions, Inc.	26,281
135	NetApp, Inc.	8,714
1,442	NVIDIA Corporation	334,775
153	NXP Semiconductors NV	27,307
261	ON Semiconductor Corporation (a)	20,204
858	Oracle Corporation	74,989
192	Paychex, Inc.	21,197
32	Paycom Software, Inc. (a)	9,250
670	PayPal Holdings, Inc. (a)	49,312
60	PTC, Inc. (a)	7,520
60	Qorvo, Inc. (a)	6,053
650	QUALCOMM, Inc.	80,295
62	Roper Technologies, Inc.	26,672
573	Salesforce, Inc. (a)	93,749
116	Seagate Technology Holdings plc	7,489
116	ServiceNow, Inc. (a)	50,132
96	Skyworks Solutions, Inc.	10,711
35	SolarEdge Technologies, Inc. (a)	11,127
89	Synopsys, Inc. (a)	32,375
191	TE Connectivity, Ltd.	24,318
31	Teledyne Technologies, Inc. (a)	13,332
97	Teradyne, Inc.	9,811
526	Texas Instruments, Inc.	90,183
163	Trimble, Inc. (a)	8,486
25	Tyler Technologies, Inc. (a)	8,031
56	VeriSign, Inc. (a)	11,022
934	Visa, Inc. - Class A	205,424
200	Western Digital Corporation (a)	7,696
34	Zebra Technologies Corporation - Class A (a)	10,209
		5,260,540

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Materials — 2.7%
126	Air Products and Chemicals, Inc.	$36,033
75	Albemarle Corporation	19,073
847	Amcor plc	9,436
47	Avery Dennison Corporation	8,563
182	Ball Corporation	10,231
58	Celanese Corporation	6,741
116	CF Industries Holdings, Inc.	9,963
412	Corteva, Inc.	25,663
401	Dow, Inc.	22,937
286	DuPont de Nemours, Inc.	20,887
75	Eastman Chemical Company	6,390
146	Ecolab, Inc.	23,268
76	FMC Corporation	9,815
794	Freeport-McMoRan, Inc.	32,530
147	International Flavors & Fragrances, Inc.	13,700
206	International Paper Company	7,496
281	Linde plc	97,893
148	LyondellBasell Industries NV - Class A	14,207
40	Martin Marietta Materials, Inc.	14,395
197	Mosaic Company	10,478
439	Newmont Corporation	19,145
157	Nucor Corporation	26,288
59	Packaging Corporation of America	8,066
137	PPG Industries, Inc.	18,092
85	Sealed Air Corporation	4,133
139	Sherwin-Williams Company	30,768
97	Steel Dynamics, Inc.	12,233
77	Vulcan Materials Company	13,930
151	Westrock Company	4,741
		537,095
	Real Estate — 2.6%
89	Alexandria Real Estate Equities, Inc.	13,330
265	American Tower Corporation	52,473
81	AvalonBay Communities, Inc.	13,974
80	Boston Properties, Inc.	5,238
62	Camden Property Trust	7,115
177	CBRE Group, Inc. - Class A (a)	15,070
249	Crown Castle, Inc.	32,557
173	Digital Realty Trust, Inc.	18,032
58	Equinix, Inc.	39,920
198	Equity Residential	12,379
40	Essex Property Trust, Inc.	9,122
80	Extra Space Storage, Inc.	13,172
45	Federal Realty Investment Trust	4,805
305	Healthpeak Properties, Inc.	7,338
420	Host Hotels & Resorts, Inc.	7,056
329	Invitation Homes, Inc.	10,285
173	Iron Mountain, Inc.	9,126
357	Kimco Realty Corporation	7,358
70	Mid-America Apartment Communities, Inc.	11,207
534	Prologis, Inc.	65,895
97	Public Storage	28,998
358	Realty Income Corporation	22,894
95	Regency Centers Corporation	5,976
63	SBA Communications Corporation	16,339
190	Simon Property Group, Inc.	23,197
175	UDR, Inc.	7,497
230	Ventas, Inc.	11,190
546	VICI Properties, Inc.	18,307
268	Welltower, Inc.	19,864
420	Weyerhaeuser Company	13,125
		522,839
	Utilities — 2.7%
381	AES Corporation	9,403
146	Alliant Energy Corporation	7,485
152	Ameren Corporation	12,572
298	American Electric Power Company, Inc.	26,215
107	American Water Works Company, Inc.	15,021
81	Atmos Energy Corporation	9,138
361	CenterPoint Energy, Inc.	10,043
169	CMS Energy Corporation	9,966
204	Consolidated Edison, Inc.	18,227
191	Constellation Energy Corporation	14,304
472	Dominion Energy, Inc.	26,253
116	DTE Energy Company	12,726
434	Duke Energy Corporation	40,909
220	Edison International	14,566
116	Entergy Corporation	11,933
134	Evergy, Inc.	7,881
200	Eversource Energy	15,072
562	Exelon Corporation	22,699
306	FirstEnergy Corporation	12,099
1,125	NextEra Energy, Inc.	79,908
232	NiSource, Inc.	6,364
134	NRG Energy, Inc.	4,394
886	PG&E Corporation (a)	13,839

The accompanying notes are an integral part of these financial statements.

Schedules of Investments (Continued)

February 28, 2023 (Unaudited)

Nationwide S&P 500® Risk-Managed Income ETF (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.8% (Continued)
	Utilities — 2.7% (Continued)
66	Pinnacle West Capital Corporation	$4,863
412	PPL Corporation	11,153
285	Public Service Enterprise Group, Inc.	17,223
184	Sempra Energy	27,592
610	Southern Company	38,467
182	WEC Energy Group, Inc.	16,136
310	Xcel Energy, Inc.	20,017
		536,468
	TOTAL COMMON STOCKS (Cost $21,658,784)	19,169,505

	CONTINGENT VALUE RIGHTS — 0.0%
	Health Care — 0.0%
36	ABIOMED, Inc. (a)(c)(d)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

Contracts		Notional Amount
	PURCHASED OPTIONS (e) — 1.0%
48	S&P 500 Index Put, Expiration: 03/17/2023, Exercise Price: $3,915.00	$19,056,720	211,920
	TOTAL PURCHASED OPTIONS (Cost $139,178)		211,920
Shares
	SHORT-TERM INVESTMENTS — 3.6%
	Money Market Funds — 3.6%
721,866	Invesco Government & Agency Portfolio - Institutional Class, 4.51% (f)		721,866
	TOTAL SHORT-TERM INVESTMENTS (Cost $721,866)		721,866

	Total Investments (Cost $22,519,828) — 100.4%		20,103,291
	Liabilities in Excess of Other Assets — (0.4)%		(87,592)
	NET ASSETS — 100.0%		$20,015,699

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(e)	Exchange traded.
(f)	Rate shown is the annualized seven-day yield as of February 28, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
ASSETS
Investments in securities, at value * (Note 2)	$449,385,047	$24,917,934	$13,322,061	$20,103,291
Dividends and interest receivable	422,961	66,654	14,794	35,360
Deposit at broker for options	11	—	—	—
Receivable for securities sold	—	—	4,192	921,799
Reclaims receivable	—	—	20	7
Total assets	449,808,019	24,984,588	13,341,067	21,060,457

LIABILITIES
Written options, at value (premiums received, $8,237,105, $0, $200,214, $0)	1,372,400	—	45,500	—
Management fees payable	241,141	13,055	6,991	11,616
Payable for securities purchased	—	35,180	—	32,052
Cash, due to custodian	—	—	1,405	—
Payable for capital shares redeemed	—	—	—	1,001,090
Total liabilities	1,613,541	48,235	53,896	1,044,758

NET ASSETS	$448,194,478	$24,936,353	$13,287,171	$20,015,699

Net Assets Consist of:
Paid-in capital	$702,296,373	$30,051,757	15,680,356	$24,933,135
Total distributable earnings (accumulated deficit)	(254,101,895)	(5,115,404)	(2,393,185)	(4,917,436)
Net assets	$448,194,478	$24,936,353	$13,287,171	$20,015,699

Net Asset Value:
Net assets	$448,194,478	$24,936,353	$13,287,171	$20,015,699
Shares outstanding ^	23,600,000	1,250,000	650,000	1,000,000
Net asset value, offering and redemption price per share	$18.99	$19.95	$20.44	$20.02

* Identified cost:
Investments in securities	$509,410,128	$26,299,346	$14,825,489	$22,519,828

^    No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Six-Months Ended February 28, 2023 (Unaudited)

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
INCOME
Dividends*	$2,348,989	$273,270	$105,576	$224,972
Interest	79,760	10,460	19,433	11,236
Total investment income	2,428,749	283,730	125,009	236,208

EXPENSES
Management fees	1,708,063	94,064	44,228	90,039
Total expenses	1,708,063	94,064	44,228	90,039
Net investment income (loss)	720,686	189,666	80,781	146,169

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(15,683,384)	(640,331)	(529,417)	(1,226,099)
Written options	5,492,779	(968,245)	86,925	570,822
Change in unrealized appreciation (depreciation) on:
Investments	(9,148,430)	1,129,868	285,677	395,728
Written options	6,864,705	—	154,714	—
Net realized and unrealized gain (loss) on investments	(12,474,330)	(478,708)	(2,101)	(259,549)
Net increase (decrease) in net assets resulting from operations	$(11,753,644)	$(289,042)	$78,680	$(113,380)

* Net of foreign withholding taxes	$4,768	$—	$184	$31

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$720,686	$720,875
Net realized gain (loss) on investments and written options	(10,190,605)	(74,871,244)
Change in unrealized appreciation (depreciation) on investments and written options	(2,283,725)	(144,816,994)
Net increase (decrease) in net assets resulting from operations	(11,753,644)	(218,967,363)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(19,521,044)	(720,875)
Tax return of capital to shareholders	—	(57,824,445)
Total distributions to shareholders	(19,521,044)	(58,545,320)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	490,662,925
Payments for shares redeemed	(102,170,795)	(213,810,745)
Net increase (decrease) in net assets derived from capital share transactions (a)	(102,170,795)	276,852,180
Net increase (decrease) in net assets	$(133,445,483)	$(660,503)

NET ASSETS
Beginning of period/year	$581,639,961	$582,300,464
End of period/year	$448,194,478	$581,639,961

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	—	17,750,000
Shares redeemed	(5,350,000)	(9,150,000)
Net increase (decrease)	(5,350,000)	8,600,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Dow Jones® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)	Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$189,666	$297,800
Net realized gain (loss) on investments and written options	(1,608,576)	(1,339,552)
Change in unrealized appreciation (depreciation) on investments	1,129,868	(2,511,280)
Net increase (decrease) in net assets resulting from operations	(289,042)	(3,553,032)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(975,530)	(297,800)
Tax return of capital to shareholders	—	(1,183,693)
Total distributions to shareholders	(975,530)	(1,481,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,057,565	35,314,620
Payments for shares redeemed	(11,136,735)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,079,170)	35,314,620
Net increase (decrease) in net assets	$(5,343,742)	$30,280,095

NET ASSETS
Beginning of period	$30,280,095	$—
End of period	$24,936,353	$30,280,095

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	350,000	1,450,000
Shares redeemed	(550,000)	—
Net increase (decrease)	(200,000)	1,450,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide Russell 2000® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)	Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$80,781	$58,258
Net realized gain (loss) on investments and written options	(442,492)	(252,203)
Change in unrealized appreciation (depreciation) on investments and written options	440,391	(1,789,105)
Net increase (decrease) in net assets resulting from operations	78,680	(1,983,050)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(459,479)	(58,656)
Tax return of capital to shareholders	—	(759,694)
Total distributions to shareholders	(459,479)	(818,350)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	17,551,575
Payments for shares redeemed	—	(1,082,205)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	16,469,370
Net increase (decrease) in net assets	$(380,799)	$13,667,970

NET ASSETS
Beginning of period	$13,667,970	$—
End of period	$13,287,171	$13,667,970

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	—	700,000
Shares redeemed	—	(50,000)
Net increase (decrease)	—	650,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

Nationwide S&P 500® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)	Period Ended August 31, 2022 (1)
OPERATIONS
Net investment income (loss)	$146,169	$175,290
Net realized gain (loss) on investments and written options	(655,277)	(1,081,197)
Change in unrealized appreciation (depreciation) on investments	395,728	(2,812,265)
Net increase (decrease) in net assets resulting from operations	(113,380)	(3,718,172)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(910,594)	(175,290)
Tax return of capital to shareholders	—	(1,267,310)
Total distributions to shareholders	(910,594)	(1,442,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	35,145,035
Payments for shares redeemed	(8,944,590)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	(8,944,590)	35,145,035
Net increase (decrease) in net assets	$(9,968,564)	$29,984,263

NET ASSETS
Beginning of period	$29,984,263	$—
End of period	$20,015,699	$29,984,263

(a)	A summary of capital share transactions is as follows:
	Shares	Shares
Shares sold	—	1,450,000
Shares redeemed	(450,000)	—
Net increase (decrease)	(450,000)	1,450,000

(1)	Fund inception date of December 16, 2021. The information shown is for the period from December 16, 2021 to August 31, 2022.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a capital share outstanding throughout the period/year

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023		Year Ended August 31,			Period Ended August 31,
	(Unaudited)		2022	2021		2020 (1)
Net asset value, beginning of period/year	$20.09		$28.61	$28.13		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.03		0.02	0.02		0.05
Net realized and unrealized gain (loss) on investments (7)	(0.38)		(6.64)	2.59		4.61
Total from investment operations	(0.35)		(6.62)	2.61		4.66

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.75)		(0.02)	(0.02)		(0.04)
Tax return of capital to shareholders	—		(1.88)	(2.11)		(1.49)
Total distributions to shareholders	(0.75)		(1.90)	(2.13)		(1.53)

Net asset value, end of period/year	$18.99		$20.09	$28.61		$28.13

Total return	-1.70	%(3)	-24.09%	9.61	%(4)	19.72	%(3)(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$448,194		$581,640	$582,300		$128,008

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(5)	0.68%	0.68%		0.68	%(5)
Net investment income (loss) to average net assets	0.29	%(5)	0.10%	0.07%		0.25	%(5)

Portfolio turnover rate (6)	18	%(3)	24%	10%		11	%(3)

(1)	Inception date of December 19, 2019.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Not annualized.
(4)

The return reflects the actual performance for the period and does not include the impact of adjustments made in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Had the adjustments been included, the total return for the periods ended August 31, 2021 and 2020 would have been 9.96% and 19.33%, respectively.

(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Dow Jones® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)		Period Ended August 31, 2022 (1)
Net asset value, beginning of period	$20.88		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.14		0.24
Net realized and unrealized gain (loss) on investments (6)	(0.36)		(3.15)
Total from investment operations	(0.22)		(2.91)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.71)		(0.24)
Tax return of capital to shareholders	—		(0.97)
Total distributions to shareholders	(0.71)		(1.21)

Net asset value, end of period	$19.95		$20.88

Total return	-1.03	%(3)	-11.97	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$24,936		$30,280

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(4)	0.68	%(4)
Net investment income (loss) to average net assets	1.37	%(4)	1.50	%(4)

Portfolio turnover rate (5)	1	%(3)	15	%(3)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide Russell 2000® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)		Period Ended August 31, 2022 (1)
Net asset value, beginning of period	$21.03		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.12		0.09
Net realized and unrealized gain (loss) on investments (6)	(0.00	)(7)	(2.84)
Total from investment operations	0.12		(2.75)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.71)		(0.09)
Tax return of capital to shareholders	—		(1.13)
Total distributions to shareholders	(0.71)		(1.22)

Net asset value, end of period	$20.44		$21.03

Total return	0.68	%(3)	-11.37	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$13,287		$13,668

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(4)	0.68	%(4)
Net investment income (loss) to average net assets	1.24	%(4)	0.53	%(4)

Portfolio turnover rate (5)	0	%(3)	23	%(3)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005/share.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

For a capital share outstanding throughout the period

Nationwide S&P 500® Risk-Managed Income ETF

	Six-Months Ended February 28, 2023 (Unaudited)		Period Ended August 31, 2022 (1)
Net asset value, beginning of period	$20.68		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.11		0.14
Net realized and unrealized gain (loss) on investments (6)	(0.07)		(3.26)
Total from investment operations	0.04		(3.12)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.70)		(0.14)
Tax return of capital to shareholders	—		(1.06)
Total distributions to shareholders	(0.70)		(1.20)

Net asset value, end of period	$20.02		$20.68

Total return	0.28	%(3)	-12.84	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$20,016		$29,984

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.68	%(4)	0.68	%(4)
Net investment income (loss) to average net assets	1.10	%(4)	0.89	%(4)

Portfolio turnover rate (5)	10	%(3)	13	%(3)

(1)	Inception date of December 16, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of each Fund is to seek current income with downside protection. The inception date for Nationwide Nasdaq-100® Risk-Managed Income ETF is December 19, 2019. The inception date for Nationwide Dow Jones® Risk-Managed Income ETF, Nationwide Russell 2000® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is December 16, 2021.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2022 through February 28, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. GAAP.

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Funds’ Valuation Designee may also use other valuation methods in certain instances.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Nationwide Nasdaq-100® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$439,972,757	$—	$—	$439,972,757
Purchased Options	—	7,809,175	—	7,809,175
Short-Term Investments	1,603,115	—	—	1,603,115
Total Investments in Securities, at value	$441,575,872	$7,809,175	$—	$449,385,047

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$1,372,400	$—	$1,372,400
Total Written Options, at value	$—	$1,372,400	$—	$1,372,400

Nationwide Dow Jones® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,125,506	$—	$—	$24,125,506
Purchased Options	—	177,120	—	177,120
Short-Term Investments	615,308	—	—	615,308
Total Investments in Securities, at value	$24,740,814	$177,120	$—	$24,917,934

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$12,562,726	$—	$—		$12,562,726
Contingent Value Rights	—	—	0	*	0	*
Purchased Options	—	157,300	—		157,300
Short-Term Investments	602,035	—	—		602,035
Total Investments in Securities, at value	$13,164,761	$157,300	$0	*	$13,322,061

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$45,500	$—	$45,500
Total Written Options, at value	$—	$45,500	$—	$45,500

Nationwide S&P 500® Risk-Managed Income ETF

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$19,169,505	$—	$—		$19,169,505
Contingent Value Rights	—	—	0	*	0	*
Purchased Options	—	211,920	—		211,920
Short-Term Investments	721,866	—	—		721,866
Total Investments in Securities, at value	$19,891,371	$211,920	$0	*	$20,103,291

^	See Schedules of Investments and Schedules of Written Options for breakout of investments by sector classification and contract type.

*	Represents less than $0.50.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income or return of capital and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income or return of capital are declared and paid monthly and realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year/period ended August 31, 2022, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$(35,548,034)	$35,548,034
Nationwide Dow Jones® Risk-Managed Income ETF	—	—
Nationwide Russell 2000® Risk-Managed Income ETF	29,320	(29,320)
Nationwide S&P 500® Risk-Managed Income ETF	—	—

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

During the fiscal year/period ended August 31, 2022, the Funds realized the following net capital gains/losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains/losses are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Nationwide Nasdaq-100® Risk-Managed Income ETF	$35,548,034
Nationwide Dow Jones® Risk-Managed Income ETF	—
Nationwide Russell 2000® Risk-Managed Income ETF	(29,320)
Nationwide S&P 500® Risk-Managed Income ETF	—

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Nationwide Fund Advisors (“NFA” or the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Harvest Volatility Management, LLC (the “Sub-Adviser”): transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.68% based on each Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options, and in-kind transactions were as follows:

Fund	Purchases	Sales
Nationwide Nasdaq-100® Risk-Managed Income ETF	$92,279,848	$90,779,197
Nationwide Dow Jones® Risk-Managed Income ETF	268,825	6,311,282
Nationwide Russell 2000® Risk-Managed Income ETF	7,319	268,932
Nationwide S&P 500® Risk-Managed Income ETF	2,516,158	3,365,012

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Nationwide Nasdaq-100® Risk-Managed Income ETF	$—	$100,134,829
Nationwide Dow Jones® Risk-Managed Income ETF	6,882,201	7,894,269
Nationwide Russell 2000® Risk-Managed Income ETF	—	—
Nationwide S&P 500® Risk-Managed Income ETF	—	8,567,714

NOTE 5 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. The Funds may purchase call and put options. The Funds may also write options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds’ use of derivatives is to hedge or mitigate the downside risk associated with owning equity securities.

The average monthly volume of derivative activity during the current fiscal period was as follows:

	Average Monthly Value
Fund	Purchased Options	Written Options
Nationwide Nasdaq-100® Risk-Managed Income ETF	$7,467,499	$(8,451,782)
Nationwide Dow Jones® Risk-Managed Income ETF	103,197	(583,291)
Nationwide Russell 2000® Risk-Managed Income ETF	148,985	(323,754)
Nationwide S&P 500® Risk-Managed Income ETF	262,950	(485,138)

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of the current fiscal period end is as follows:

		Asset Derivatives
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$7,809,175
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$177,120
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$157,300
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$211,920

		Liability Derivatives
Fund	Derivatives Not Accounted for as Hedging Instruments	Location	Value
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$(1,372,400)
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Written Options	Written Options, at Value	$(45,500)

The effect of derivative instruments on the Statements of Operations for the current fiscal period is as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Purchased Options	$9,000,114	*	$(19,950,634	)**
Nationwide Nasdaq-100® Risk-Managed Income ETF	Equity Contracts - Written Options	5,492,779		6,864,705
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Purchased Options	(748,325	)*	(94,386	)**
Nationwide Dow Jones® Risk-Managed Income ETF	Equity Contracts - Written Options	(968,245)		—
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Purchased Options	(570,609	)*	(99,110	)**
Nationwide Russell 2000® Risk-Managed Income ETF	Equity Contracts - Written Options	86,925		154,714
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Purchased Options	851,244	*	(166,926	)**
Nationwide S&P 500® Risk-Managed Income ETF	Equity Contracts - Written Options	570,822		—

*	Included in net realized gain (loss) on investments as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of tax basis cost of investments and distributable earnings (accumulated deficit) for federal income tax purposes at August 31, 2022, were as follows:

	Nationwide Nasdaq-100® Risk-Managed Income ETF	Nationwide Dow Jones® Risk-Managed Income ETF	Nationwide Russell 2000® Risk-Managed Income ETF	Nationwide S&P 500® Risk-Managed Income ETF
Tax cost of investments	$677,574,519	$34,280,431	$15,575,705	$33,071,818
Gross tax unrealized appreciation	$50,245,571	$857,482	$990,143	$1,167,128
Gross tax unrealized depreciation	(142,587,878)	(3,950,548)	(2,901,904)	(4,288,626)
Net tax unrealized appreciation (depreciation)	(92,342,307)	(3,093,066)	(1,911,761)	(3,121,498)
Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(130,484,900)	(757,766)	(100,625)	(771,964)
Distributed earnings (accumulated deficit)	$(222,827,207)	$(3,850,832)	$(2,012,386)	$(3,893,462)

The difference between book and tax-basis cost is due primarily to timing differences in recognizing wash sale losses in security transactions and tax treatment of certain derivatives.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2022, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2022, the Funds had the following capital loss carryforward available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Nationwide Nasdaq-100® Risk-Managed Income ETF	$64,875,326	$65,609,574
Nationwide Dow Jones® Risk-Managed Income ETF	386,073	371,693
Nationwide Russell 2000® Risk-Managed Income ETF	100,625	—
Nationwide S&P 500® Risk-Managed Income ETF	495,283	—

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

The tax character of distributions declared by the Funds during the year/period ended August 31, 2022 and period ended August 31, 2021 was as follows:

	Year/Period Ended August 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$720,875	$—	$57,824,445
Nationwide Dow Jones® Risk-Managed Income ETF	297,800	—	1,183,693
Nationwide Russell 2000® Risk-Managed Income ETF	58,656	—	759,694
Nationwide S&P 500® Risk-Managed Income ETF	175,290	—	1,267,310

Year Ended August 31, 2021
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
Nationwide Nasdaq-100® Risk-Managed Income ETF	$189,278	$—	$20,717,538
Nationwide Dow Jones® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide Russell 2000® Risk-Managed Income ETF	N/A	N/A	N/A
Nationwide S&P 500® Risk-Managed Income ETF	N/A	N/A	N/A

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Nationwide Nasdaq-100® Risk-Managed Income ETF, Nationwide Dow Jones® Risk-Managed Income ETF and Nationwide S&P 500® Risk-Managed Income ETF is $500, payable to the Custodian. The standard fixed transaction fee for Nationwide Russell 2000® Risk-Managed Income ETF is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the Capital Shares Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

Notes to Financial Statements (Continued)

February 28, 2023 (Unaudited)

NOTE 8 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Derivatives Risk. The Funds invest in options that derive their performance from the performance of an underlying reference asset. Derivatives, such as the options in which the Funds invest, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may have investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Funds. The Funds could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their reference asset, or if the Funds are unable to purchase or liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

Sector Risk. To the extent the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by affiliated funds and the parent company of the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Nationwide Dow Jones® Risk-Managed Income ETF	600,000	48.00%
Nationwide Russell 2000® Risk-Managed Income ETF	590,000	90.77%
Nationwide S&P 500® Risk-Managed Income ETF	600,000	60.00%

Expense Examples

For the Six-Months Ended February 28, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Nationwide Nasdaq-100® Risk-Managed Income ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 983.00	$3.34
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide Dow Jones® Risk-Managed Income ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 989.70	$3.35
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Expense Examples (Continued)

For the Six-Months Ended February 28, 2023 (Unaudited)

Nationwide Russell 2000® Risk-Managed Income ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,006.80	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Nationwide S&P 500® Risk-Managed Income ETF

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,002.80	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.42	$3.41

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 181/365, to reflect the one-half year period.

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Federal Tax Information (Unaudited)

For the fiscal year/period ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	100%
Nationwide Dow Jones® Risk-Managed Income ETF	100%
Nationwide Russell 2000® Risk-Managed Income ETF	100%
Nationwide S&P 500® Risk-Managed Income ETF	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year/period ended August 31, 2022 was as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	100%
Nationwide Dow Jones® Risk-Managed Income ETF	100%
Nationwide Russell 2000® Risk-Managed Income ETF	100%
Nationwide S&P 500® Risk-Managed Income ETF	100%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Nationwide Nasdaq-100® Risk-Managed Income ETF	0%
Nationwide Dow Jones® Risk-Managed Income ETF	0%
Nationwide Russell 2000® Risk-Managed Income ETF	0%
Nationwide S&P 500® Risk-Managed Income ETF	0%

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.etf.nationwide.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.etf.nationwide.com daily.

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.etf.nationwide.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees (Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.etf.nationwide.com.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.etf.nationwide.com.

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Adviser

Nationwide Fund Advisors
One Nationwide Plaza
Columbus, Ohio 43215

Sub-Adviser

Harvest Volatility Management, LLC
420 Lexington Avenue, Suite 2620
New York, New York 10170

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Nationwide Nasdaq-100® Risk-Managed Income ETF

Symbol – NUSI	CUSIP – 26922A172

Nationwide Dow Jones® Risk-Managed Income ETF

Symbol – NDJI	CUSIP – 26922B758

Nationwide Russell 2000® Risk-Managed Income ETF

Symbol – NTKI	CUSIP – 26922B741

Nationwide S&P 500® Risk-Managed Income ETF

Symbol – NSPI	CUSIP – 26922B766

SAR-ETF (4/23)

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date	4/21/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)
Date	4/21/2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)
Date	4/21/2023

*	Print the name and title of each signing officer under his or her signature.